Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 24, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	QUAINT OAK BANCORP INC
Entity Central Index Key	0001391933
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 7,183,171
Entity Common Stock, Shares Outstanding		970,721
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Due from banks, non-interest-bearing	$ 1,629	$ 609
Due from banks, interest-bearing	10,771	11,078
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	8,132	8,082
Investment securities available for sale at fair value	3,994	6,707
Mortgage-backed securities held to maturity (fair value-2011 $4,248)	0	3,888
Loans held for sale	4,875	413
Loans receivable, net of allowance for loan losses (2012 $860; 2011 $805)	84,291	75,339
Accrued interest receivable	657	543
Investment in Federal Home Loan Bank stock, at cost	437	616
Premises and equipment, net	1,608	1,124
Other real estate owned, net	170	185
Prepaid expenses and other assets	811	605
Total Assets	117,375	109,189
LIABILITIES
Deposits, interest-bearing	97,038	88,525
Federal Home Loan Bank advances	2,000	3,800
Accrued interest payable	81	98
Advances from borrowers for taxes and insurance	991	822
Accrued expenses and other liabilities	428	248
Total Liabilities	100,538	93,493
STOCKHOLDERS' EQUITY
Preferred stock - $0.01 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock - $0.01 par value; 9,000,000 shares authorized; 1,388,625 issued; 983,821 and 987,126 outstanding at December 31, 2012 and December 31, 2011, respectively	14	14
Additional paid-in capital	13,559	13,513
Treasury stock, at cost (2012 404,804 shares; 2011 401,499 shares)	(3,716)	(3,683)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(623)	(727)
Recognition & Retention Plan Trust (RRP)	(200)	(280)
Accumulated other comprehensive income (loss)	60	(56)
Retained earnings	7,743	6,915
Total Stockholders' Equity	16,837	15,696
Total Liabilities and Stockholders' Equity	$ 117,375	$ 109,189

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Mortgage-backed securities held to maturity, at fair value		$ 4,248
Loans receivable, net of allowance for loan losses	$ 860	$ 805
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	9,000,000	9,000,000
Common stock, shares issued (in shares)	1,388,625	1,388,625
Common stock, shares outstanding (in shares)	983,821	987,126
Treasury stock, at cost (in shares)	404,804	401,499

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Interest on loans	$ 5,458	$ 5,018
Interest on short-term investments and investment securities	378	512
Total Interest Income	5,836	5,530
Interest Expense
Interest on deposits	1,601	1,700
Interest on Federal Home Loan Bank advances	119	187
Interest on other borrowings	0	22
Total Interest Expense	1,720	1,909
Net Interest Income	4,116	3,621
Provision for Loan Losses	162	137
Net Interest Income after Provision for Loan Losses	3,954	3,484
Non-Interest Income
Mortgage banking and title abstract fees	341	197
Other fees and services charges	55	38
Net gain on the sales of loans	680	114
Gain on sale of SBA loan	32	0
Gain on the sales of investments	331	0
Gain (loss) on sale of other real estate owned	7	(66)
Other	64	62
Total Non-Interest Income, net	1,510	345
Non-Interest Expense
Salaries and employee benefits	2,278	1,687
Directors' fees and expenses	223	230
Occupancy and equipment	347	226
Professional fees	444	287
FDIC deposit insurance assessment	126	87
Other real estate owned expenses	91	166
Advertising	67	41
Other	315	223
Total Non-Interest Expense	3,891	2,947
Income before Income Taxes	1,573	882
Income Taxes	592	354
Net Income	$ 981	$ 528
Earnings per share - basic (in dollars per share)	$ 1.1	$ 0.6
Average shares outstanding - basic (in shares)	888,008	874,566
Earnings per share - diluted (in dollars per share)	$ 1.1	$ 0.6
Average shares outstanding - diluted (in shares)	892,834	878,899

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 981	$ 528
Other Comprehensive Income (Loss):
Unrealized gains (losses) on investment securities available-for-sale	157	(66)
Income tax effect	(54)	23
Reclassification adjustment for transfer of investment securities from held-to-maturity to available-for-sale	351	0
Income tax effect	(120)
Reclassification adjustment for gains on sale of investment securities included in net income	(331)	0
Income tax effect	113
Net other comprehensive income (loss)	116	(43)
Total Comprehensive Income	$ 1,097	$ 485

Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2010	$ 14	$ 13,478	$ (3,636)	$ (1,173)	$ (13)	$ 6,521	$ 15,191
BALANCE (in shares) at Dec. 31, 2010	992,436
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		(4)		86			82
Treasury stock purchased (in shares)	(5,310)
Treasury stock purchased			(47)				(47)
Stock based compensation expense		119					119
Release of vested RRP Shares		(80)		80			0
Cash dividends declared						(134)	(134)
Net income						528	528
Other comprehensive loss, net					(43)		(43)
BALANCE at Dec. 31, 2011	14	13,513	(3,683)	(1,007)	(56)	6,915	15,696
BALANCE (in shares) at Dec. 31, 2011	987,126						987,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		7		104			111
Treasury stock purchased (in shares)	(3,305)
Treasury stock purchased			(33)				(33)
Stock based compensation expense		119					119
Release of vested RRP Shares		(80)		80			0
Cash dividends declared						(153)	(153)
Net income						981	981
Other comprehensive loss, net					116		116
BALANCE at Dec. 31, 2012	$ 14	$ 13,559	$ (3,716)	$ (823)	$ 60	$ 7,743	$ 16,837
BALANCE (in shares) at Dec. 31, 2012	983,821						983,821

Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Stockholders' Equity [Abstract]
Release of vested RRP Shares (in shares)	8,546	8,529
Cash dividends declared (in dollars per share)	$ 0.155	$ 0.135

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 981	$ 528
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	162	137
Depreciation expense	106	54
Net accretion of securities discounts	(84)	(9)
Amortization of deferred loan fees and costs	45	12
Deferred income taxes	85	22
Stock-based compensation expense	230	202
Gain on the sale of investment securities available for sale	(331)	0
Gain on the sale of loans held for sale	(680)	(114)
Gain on sale of SBA loan	(32)	0
Net (gain) loss on sale of other real estate owned	(7)	66
Loans held for sale-originations	(33,860)	(12,114)
Loans held for sale-proceeds	30,078	11,815
Changes in assets and liabilities which provided (used ) cash:
Accrued interest receivable	(114)	(120)
Prepaid expenses and other assets	(351)	14
Accrued interest payable	(17)	(9)
Accrued expenses and other liabilities	180	(95)
Net Cash (Used in) Provided by Operating Activities	(3,609)	389
Cash Flows from Investing Activities
Net increase in investment in interest-earning time deposits	(50)	(2,081)
Purchase of investment securities available for sale	(555)	(7,605)
Proceeds from calls of investment securities available for sale	3,538	4,105
Proceeds from the sale of securities available for sale	3,911	0
Principal payments received on mortgage-backed securities held to maturity	298	1,525
Net increase in loans receivable	(9,524)	(1,418)
Net decrease in investment in Federal Home Loan Bank stock	179	141
Proceeds from the sale of other real estate owned	439	1,580
Capitalized expenditures on other real estate owned	(20)	0
Purchase of premises and equipment	(590)	(105)
Net Cash Used in Investing Activities	(2,374)	(3,858)
Cash Flows from Financing Activities
Net increase in deposits	8,513	8,834
Repayment of Federal Home Loan Bank advances	(1,800)	(1,800)
Repayment of borrowings	0	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Increase in advances from borrowers for taxes and insurance	169	76
Net Cash Provided by Financing Activities	6,696	6,506
Net Increase in Cash and Cash Equivalents	713	3,037
Cash and Cash Equivalents - Beginning of Year	11,687	8,650
Cash and Cash Equivalents - End of Year	12,400	11,687
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	1,737	1,918
Cash payments for income taxes	772	495
Transfer of loans to other real estate owned	397	640
Transfer of mortgage-backed securities held to maturity to investment and mortgage-backed securities available for sale	$ 3,591	$ 0

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

On July 3, 2007, Quaint Oak Savings Bank completed its conversion from a Pennsylvania chartered mutual savings bank to a Pennsylvania chartered stock savings bank and changed its name to Quaint Oak Bank ("Bank").  In connection with the conversion, Quaint Oak Bank formed Quaint Oak Bancorp, Inc., a Pennsylvania chartered corporation (the "Company" or "Quaint Oak Bancorp"), which offered and sold 1,388,625 shares of its common stock at a price of $10.00 per share to eligible depositors of the Bank.  Upon completion of the conversion and the offering, all of Quaint Oak Bank's common stock is owned by Quaint Oak Bancorp, and all of Quaint Oak Bancorp's common stock is, in turn, owned by the public.  The Company sold 1,388,625 shares of its common stock, raising $13,886,250 of gross proceeds.  Costs incurred in connection with the conversion and offering totaled $535,000 and were recorded as a reduction of the proceeds from the offering.  The Company invested approximately $7.1 million or 53.0% of the net proceeds in Quaint Oak Bank.  All remaining proceeds were retained by Quaint Oak Bancorp for future capital needs.  The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Quaint Oak Bank along with its wholly owned subsidiaries.  At December 31, 2012, the Bank has five wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, QOB Properties, LLC, and Quaint Oak Insurance Agency, LLC, each a Pennsylvania limited liability company.  The mortgage, real estate and abstract companies offer mortgage banking, real estate sales and title abstract services, respectively, in the Lehigh Valley region of Pennsylvania, and began operation in July 2009.  QOB Properties, LLC began operations in July 2012 and holds Bank properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure.  The insurance agency is currently inactive.  All significant intercompany balances and transactions have been eliminated.

The Bank is subject to regulation by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation.  Pursuant to the Bank's election under Section 10(l) of the Home Owners' Loan Act, the Company is a savings and loan holding company regulated by the Board of Governors of the Federal Reserve System.  The market area served by the Bank is principally Bucks County, Pennsylvania and to a lesser extent, Montgomery and Philadelphia Counties in Pennsylvania.  We have two locations, our main office location in Southampton, PA and a branch banking office in the Lehigh Valley area of Pennsylvania. The principal deposit products offered by the Bank are certificates of deposit, passbook savings accounts, statement savings accounts and eSavings accounts.  Loan products offered are fixed and adjustable rate residential and commercial mortgages, construction loans, home equity loans, auto loans, and lines of credit.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The Company's most significant estimates are the determination of the allowance for loan losses, the assessment of other-than-temporary impairment of investment and mortgage-backed securities, and the valuation of deferred tax assets.

Significant Group Concentrations of Credit Risk

The Bank has a significant concentration of loans in Philadelphia County, Pennsylvania.  The concentration of credit by type of loan is set forth in Note 7.  Although the Bank has a diversified loan portfolio, its debtors' ability to honor their contracts is influenced by the region's economy.  During the year ended December 31, 2012, two investors purchased a total of 69% of all loans sold by the Bank from its mortgage loans held for sale, and the sales to these two investors accounted for approximately 62% of the gain on loans sold during the year.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include non-interest and interest-earning demand deposits and money market accounts with various financial institutions, all of which mature within ninety days of acquisition.

Investment and Mortgage-Backed Securities

Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital requirements, and other similar factors.  Securities available for sale are carried at fair value.  Unrealized gains and losses are reported in other comprehensive income, net of related deferred tax effects.  Realized gains and losses, determined on the basis of the cost of the specific securities sold, are included in earnings.  Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Investment securities and mortgage-backed securities classified as held to maturity are those debt securities the Company has both the intent and ability to hold to maturity regardless of the changes in market conditions, liquidity needs, or changes in general economic conditions.  These securities are carried at cost adjusted for amortization of premium and accretion of discount, which are recognized in interest income using the interest method over the terms of the securities.

The Company follows the accounting guidance related to recognition and presentation of other-than-temporary impairment.  This accounting guidance amended the recognition guidance for other-than-temporary impairments of debt securities and expanded the financial statement disclosures for other-than-temporary impairment losses on debt and equity securities.  The recent guidance replaced the "intent and ability" indication in existing guidance by specifying that (a) if a company does not have the intent to sell a debt security prior to recovery and (b) it is more likely than not that it will not have to sell the debt security prior to recovery, the security would not be considered other-than-temporarily impaired unless there is a credit loss.  When an entity does not intend to sell the security, and it is more likely than not the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.  The Company recognized no other-than-temporary impairment charges during the years ended December 31, 2012 and 2011.

Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank (FHLB) system to hold restricted stock of its district Federal Home Loan Bank according to a predetermined formula.  FHLB stock is carried at cost and evaluated for impairment. When evaluating FHLB stock for impairment, its value is determined based on the ultimate recoverability of the par value of the stock. We evaluate our holdings of FHLB stock for impairment each reporting period. No impairment charges were recognized on FHLB stock during the year ended September 30, 2012 and 2011.  In December 2008, the FHLB of Pittsburgh notified member banks that it was suspending dividend payments and restricting the repurchase of capital stock, to preserve capital.  On   October 29, 2010, the FHLB of Pittsburgh resumed the repurchase of capital stock.  From October 29, 2010 through December 31, 2012 a total of 359,900 shares have been repurchased at $1.00 per share from the Bank.  In February 2012, the FHLB of Pittsburgh announced a dividend of 0.10 percent annualized based on the stockholders' average capital stock held during the quarter prior to payment. Dividends totaling $1,000 were paid in February, April, July and October 2012.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees.  Interest income is accrued on the unpaid principal balance.  Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans.  The Bank is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into residential loans, commercial real estate loans, construction loans and consumer loans.  The residential loan segment has two classes: one-to-four family residential owner occupied loans and one-to-four family residential non-owner occupied loans.  The commercial real estate loan segment consists of the following classes: multi-family (five or more) residential, commercial real estate and commercial lines of credit.  Construction loans are generally granted for the purpose of building a single residential home.  The consumer loan segment consists of the following classes: home equity loans and consumer non-real estate loans.  Included in the home equity class are home equity loans and home equity lines of credit.  Included in the consumer non-real estate loans are loans secured by saving accounts and auto loans.

The accrual of interest is generally discontinued when principal or interest has become 90 days past due unless the loan is in the process of collection and is either guaranteed or well secured.  When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses.  Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are identified as impaired. For loans that are identified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors. These significant factors may include changes in lending policies and procedures, changes in existing general economic and business conditions affecting our primary lending areas, credit quality trends, collateral value, loan volumes and concentrations, seasoning of the loan portfolio, recent loss experience in particular segments of the portfolio, duration of the current business cycle and bank regulatory examination results. The applied loss factors are re-evaluated quarterly to ensure their relevance in the current economic environment.  Residential mortgage lending generally entails a lower risk of default than other types of lending. Consumer loans and commercial real estate loans generally involve more risk of collectability because of the type and nature of the collateral and, in certain cases, the absence of collateral. It is the Company's policy to establish a specific reserve for loss on any delinquent loan when it determines that a loss is probable. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not considered impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.  An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral.

A loan is considered a troubled debt restructuring ("TDR") if the Company, for economic or legal reasons related to a debtor's financial difficulties, grants a concession to the debtor that it would not otherwise consider. Concessions granted under a TDR typically involve a temporary or permanent reduction in payments or interest rate or an extension of a loan's stated maturity date at less than a current market rate of interest. Loans identified as TDRs are designated as impaired.

For loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for all loans (except one-to-four family residential owner-occupied loans) where the total amount outstanding to any borrower or group of borrowers exceeds $500,000, or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans criticized as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Loans Held for Sale

Loans originated by the Bank's mortgage banking subsidiary, Quaint Oak Mortgage, LLC, are intended for sale in the secondary market and are carried at the lower of cost or fair value (LOCOM). Gains and losses on loan sales (sales proceeds minus carrying value) are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Other Real Estate Owned

Other real estate owned or foreclosed assets are comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosures.  A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place.  Other real estate properties are initially recorded at fair value, net of estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of cost or fair value less estimated costs to sell.  Net revenue and expenses from operations and additions to the valuation allowance are included in other expenses.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the expected useful lives of the related assets. The costs of maintenance and repairs are expensed as incurred.  Costs of major additions and improvements are capitalized.

Advertising Costs

The Company expenses all advertising costs as incurred. Advertising costs are included in non-interest expense on the Consolidated Statements of Income.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company follows guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.  A tax position is recognized as a benefit only if it is more likely than not that the tax position would be sustained in a tax examination, with a tax examination presumed to occur.  The amount recognized is the largest amount of tax benefit that has more than 50 percent likelihood of being realized upon examination.  For tax positions not meeting the more likely than not test, no tax benefit is recorded.  The Company had no material uncertain tax positions or accrued interest and penalties as of December 31, 2012 and 2011.  The Company's policy is to account for interest as a component of interest expense and penalties as components of other expense.  The Company is no longer subject to examination by taxing authorities for the years before January 1, 2009.

Comprehensive Income (Loss)

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Treasury Stock and Unallocated Common Stock

The acquisition of treasury stock by the Company, including unallocated stock held by certain benefit plans, is recorded under the cost method.  At the date of subsequent reissue, treasury stock is reduced by the cost of such stock on a first-in, first-out basis with any excess proceeds credited to additional paid-in capital.

Share-Based Compensation

Stock compensation accounting guidance (FASB ASC 718, Compensation-Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements.  That cost is measured based on the grant date fair value of the equity or liability instruments issued.  The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock option and restricted share plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees' service period, generally defined as the vesting period.  For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.  A Black-Scholes model is used to estimate the fair value of stock options, while the closing price of the Company's common stock on the grant date is used for restricted stock awards.

At December 31, 2012, the Company has two share-based plans; the 2008 Recognition and Retention Plan and the 2008 Stock Option Plan.  Shares were awarded under both plans in May 2008.  These plans are more fully described in Note 12.

The Company also has an employee stock ownership plan ("ESOP").  This plan is more fully described in Note 12.  As ESOP shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market price of the shares over the period earned.

Earnings Per Share

Amounts reported in earnings per share reflect earnings available to common stockholders' for the period divided by the weighted average number of shares of common stock outstanding during the period, exclusive of unearned ESOP shares, unvested restricted stock (RRP) shares and treasury shares.  Stock options and unvested restricted stock are regarded as potential common stock and are considered in the diluted earnings per share calculations to the extent they would have a dilutive effect if converted to common stock, computed using the "treasury stock" method.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit.  Such financial instruments are recorded in the balance sheet when they are funded.

Reclassifications

Certain items in the 2011 consolidated financial statements have been reclassified to conform to the presentation in the 2012 financial statements.  Such reclassifications did not have a material impact on the overall financial statements.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 (Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs). This update amends FASB ASC Topic 820, Fair Value Measurement, to bring U.S. GAAP for fair value measurements in line with International Financial Reporting Standards. The update clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity's stockholder's equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The Update also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The update also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this update is effective for interim and annual periods beginning after December 15, 2011.  The adoption of this new guidance did not have an impact on our financial position or results of operations but expanded disclosures relating to fair value.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.  The intent of this standard is to increase the prominence of comprehensive income in the financial statements.  This standard requires the components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The single format would include the traditional income statement and the components of other comprehensive income, total other comprehensive income and total comprehensive income.  In the two statement approach, the first statement would be the traditional income statement, which would be immediately followed by a separate statement which would include the components of other comprehensive income, total other comprehensive income and total comprehensive income.  The amendments in this ASU will be applied retrospectively, and were required for the Company beginning in the first quarter 2012. The adoption of this new guidance did not have an impact on our financial position or results of operations.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Note 3 – Earnings Per Share

Earnings per share ("EPS") consists of two separate components, basic EPS and diluted EPS.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding for each period presented.  Diluted EPS is calculated based on the weighted average number of shares of common stock outstanding plus dilutive common stock equivalents ("CSEs").  CSEs consist of shares that are assumed to have been purchased with the proceeds from the exercise of stock options, as well as unvested restricted stock (RRP) shares. Common stock equivalents which are considered antidilutive are not included for the purposes of this calculation. For the years ended December 31, 2012 and 2011, all outstanding stock options (107,570) were antidilutive.

The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2012	2011

Net Income	$981,000	$528,000

Weighted average shares outstanding – basic	888,008	874,566
Effect of dilutive common stock equivalents	4,826	4,333
Adjusted weighted average shares outstanding – diluted	892,834	878,899

Basic earnings per share	$1.10	$0.60
Diluted earnings per share	$1.10	$0.60

Investment in Interest-Earning Time Deposits	12 Months Ended
Dec. 31, 2012
Investment in Interest-Earning Time Deposits [Abstract]
Investment in Interest-Earning Time Deposits
Note 4 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2012 and 2011, by contractual maturity, are shown below:

	2012	2011
	(In Thousands)
Due in one year or less	$3,325	$3,058
Due after one year through five years	4,807	5,024
	$8,132	$8,082

Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2012
Investment Securities Available for Sale [Abstract]
Investment Securities Available for Sale
Note 5 – Investment Securities Available for Sale

The amortized cost and fair value of investment securities available for sale at December 31, 2012 and December 31, 2011 are summarized below (in thousands):

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$500	$1	$--	$501
Corporate securities	1,747	81	(2)	1,826
Short-term bond fund	1,127	15	--	1,142
Limited-term bond fund	528	--	(3)	525
	$3,902	$97	$(5)	$3,994

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$3,450	$8	$(1)	$3,457
Corporate securities	1,742	--	(74)	1,668
Short-term bond fund	1,082	--	(12)	1,070
Limited-term bond fund	518	--	(6)	512
	$6,792	$8	$(93)	$6,707

U.S. Government agency securities include an investment in a Federal Home Loan Mortgage Corporation (FHLMC) step-up bond at December 31, 2012 and investments in Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Federal Home Loan Bank (FHLB) step-up bonds at December 31, 2011.

The amortized cost and fair value of available for sale debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$--	$--
Due after one year through five years	1,747	1,826
Due after five years through ten years	500	501
	$2,247	$2,327

The following table shows the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011 (dollar amounts in thousands):

	December 31, 2012
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Corporate securities	1	$--	$--	$248	$(2)	$248	$(2)
Limited-term bond fund	1	--	--	525	(3)	525	(3)
Total	2	$--	$--	$773	$(5)	$773	$(5)

	December 31, 2011
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agency securities	1	$499	$(1)	$--	$--	$499	$(1)
Corporate securities	6	1,668	(74)	--	--	1,668	(74)
Short-term bond fund	1	1,070	(12)	--	--	1,070	(12)
Limited-term bond fund	1	--	--	512	(6)	512	(6)
Total	9	$3,237	$(87)	$512	$(6)	$3,749	$(93)

At December 31, 2012, there was one debt security in a gross unrealized loss position that at such date had an aggregated depreciation of 0.93% from the Company's amortized cost basis.  Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the security until maturity and the Company does not believe it will sell or be required to sell such security prior to the recovery of the amortized cost basis.  Management does not believe any individual unrealized loss as of December 31, 2012 represents an other-than-temporary impairment.

At December 31, 2012, there was one bond fund in an unrealized loss position that at such date had an aggregated depreciation of 0.57% from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length and time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the security until the anticipated recovery of fair value occurs. Management does not believe any individual unrealized loss as of December 31, 2012 represents an other-than-temporary impairment.

There were no impairment charges recognized during the years ended December 31, 2012 and 2011.

Mortgage-Backed Securities Held to Maturity	12 Months Ended
Dec. 31, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
Mortgage-Backed Securities Held to Maturity
Note 6 – Mortgage-Backed Securities Held to Maturity

On March 30, 2012, the Company transferred all securities designated as held to maturity into the investment and mortgage-backed securities available for sale category.  Management determined that it no longer had the positive intent to hold its investment in securities held to maturity for an indefinite period of time because of management's desire to have more flexibility in managing the investment portfolio.  The securities transferred had an amortized cost of $3.6 million and unrealized gross gains of $351,000 at the time of transfer.  The net unrealized gain of $231,000 was recorded as other comprehensive income.  In the second quarter of 2012, the Company sold these mortgage-backed securities and realized a gain of $331,000.

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011 are summarized below (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,055	$211	$--	$2,266
FHLMC pass-through certificates	1,833	149	--	1,982
	$3,888	$360	$--	$4,248

Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net and Allowance for Loan Losses [Abstract]
Loans Receivable, Net and Allowance for Loan Losses
Note 7 - Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable is as follows:

	December 31, 2012	December 31, 2011
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$10,272	$12,153
Non-owner occupied	35,118	29,606
Total one-to-four family residential	45,390	41,759

Multi-family (five or more) residential	3,315	3,715
Commercial real estate	18,694	18,200
Commercial lines of credit	1,901	1,654
Construction	9,765	5,263
Home equity loans	6,029	5,491
Total real estate loans	85,094	76,082

Auto and equipment loans	93	41
Loans secured by deposits	69	59
Total Loans	85,256	76,182

Deferred loan fees and costs	(105)	(38)
Allowance for loan losses	(860)	(805)

Net Loans	$84,291	$75,339

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$9,641	$500	$72	$59	$10,272
One-to-four family residential non-owner occupied	34,328	95	504	191	35,118
Multi-family residential	3,315	-	-	-	3,315
Commercial real estate and lines of credit	19,536	565	364	130	20,595
Construction	9,765	-	-	-	9,765
Home equity	5,295	428	268	38	6,029
Consumer non-real estate	156	-	6	-	162
	$82,036	$1,588	$1,214	$418	$85,256

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$10,792	$500	$297	$564	$12,153
One-to-four family residential non-owner occupied	28,041	325	1,067	173	29,606
Multi-family residential	3,514	201	-	-	3,715
Commercial real estate and lines of credit	18,733	694	427	-	19,854
Construction	5,023	240	-	-	5,263
Home equity	4,862	52	577	-	5,491
Consumer non-real estate	89	11	-	--	100
	$71,054	$2,023	$2,368	$737	$76,182

The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$131	$131	$-	$131	$9
One-to-four family residential non-owner occupied	393	393	-	396	17
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	130	130	-	131	8
Construction	-	-	-	-	-
Home equity	244	244	-	246	14
Consumer non-real estate	6	6	-	9	1

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	302	302	24	304	13
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	364	364	88	366	15
Construction	-	-	-	-	-
Home equity	62	62	28	64	4
Consumer non-real estate	--	--	-	--	--

Total:
One-to-four family residential owner occupied	$131	$131	$-	$131	$9
One-to-four family residential non-owner occupied	695	695	24	700	30
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	494	494	88	497	23
Construction	-	-	-	-	-
Home equity	306	306	28	310	18
Consumer non-real estate	6	6	-	9	1

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$861	$861	$-	$867	$16
One-to-four family residential non-owner occupied	424	424	-	427	27
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	38	38	-	38	1
Construction	-	-	-	-	-
Home equity	480	480	-	487	24
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	816	816	91	820	32
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	389	389	36	390	16
Construction	-	-	-	-	-
Home equity	97	97	42	99	5
Consumer non-real estate	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$861	$861	$-	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	91	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	36	428	17
Construction	-	-	-	-	-
Home equity	577	577	42	586	29
Consumer non-real estate	-	-	-	-	-

At December 31, 2012, the Company had eight loans totaling $618,000 identified as troubled debt restructurings (TDRs).  All eight loans are considered impaired with one loan in the amount of $71,000 on non-accrual status.  Any TDR that is placed on non-accrual is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable. None of the restructurings were made under a government assistance program. These restructurings were allowed in an effort to maximize the Company's ability to collect on loans where borrowers were experiencing financial difficulty. All the Company's TDRs as of December 31, 2012 have modifications with terms of interest-only payments for a period of nine months. In some cases the modification terms may include a small payment of principal in addition to interest.  The following tables present the Company's TDR loans as of December 31, 2012 and 2011 (dollar amounts in thousands):

	December 31, 2012
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$-	$-
One-to-four family residential non-owner occupied	4	302	-	302	10
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	245	-	245	1
Consumer non-real estate	-	-	-	-	-
Total	8	$618	$71	$547	$11

	December 31, 2011
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$-	$-
One-to-four family residential non-owner occupied	5	617	-	617	12
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	249	-	249	1
Consumer non-real estate	-	-	-	-	-
Total	9	$937	$71	$866	$13

The contractual aging of the TDRs in the tables above as of December 31, 2012 and 2011 is as follows (in thousands):

	December 31, 2012
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	-	-	302	-	302
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	180	65	-	245
Consumer non-real estate	-	-	-	-	-
Total	$-	$180	$367	$71	$618

	December 31, 2011
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	310	-	307	-	617
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	182	67	-	249
Consumer non-real estate	-	-	-	-	-
Total	$310	$182	$374	$71	$937

During the year ended December 31, 2012 there were no new TDRs identified and one loan identified as TDR at December 31, 2011, in the amount of $310,000, was removed from TDR status during the first quarter of 2012 as the borrower fulfilled the terms of the loan modification and has been making regular payments in accordance with the original loan terms for more than six months.

The reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan's original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2012 there were no commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off. As of December 31, 2012 all of our loans classified as TDRs were performing in accordance with their modified terms.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable as of December 31, 2012 (in thousands):

	December 31, 2012
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$114	$351	$26	$148	$35	$83	$1	$47	$805
Charge-offs	--	(103)	--	--	--	(4)	--	--	(107)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(37)	120	(6)	71	28	(11)	--	(3)	162
Ending balance	$77	$368	$20	$219	$63	$68	$1	$44	$860
Ending balance evaluated for impairment:
Individually	$--	$24	$--	$88	$--	$28	$--	$--	$140
Collectively	$77	$344	$20	$131	$63	$40	$1	$44	$720
Loans receivable:
Ending balance	$10,272	$35,118	$3,315	$20,595	$9,765	$6,029	$162	$--	$85,256
Ending balance evaluated for impairment:
Individually	$131	$695	$--	$494	$--	$306	$6	$--	$1,632
Collectively	$10,141	$34,423	$3,315	$20,101	$9,765	$5,723	$156	$--	$83,624

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2011 and recorded investment in loans receivable as of December 31, 2011 (in thousands):

	December 31, 2011
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$185	$335	$23	$155	$40	$92	$1	$40	$871
Charge-offs	(93)	(110)	-	-	-	-	-	-	(203)
Recoveries	-	-	-	-	-	-	-	-	--
Provision	22	126	3	(7)	(5)	(9)	-	7	137
Ending balance	$114	$351	$26	$148	$35	$83	$1	$47	$805

Ending balance evaluated for impairment:
Individually	$-	$91	$-	$36	$-	$42	$-	$-	$169

Collectively	$114	$260	$26	$112	$35	$41	$1	$47	$636

Loans receivable:
Ending balance	$12,153	$29,606	$3,715	$19,854	$5,263	$5,491	$100	$-	$76,182

Ending balance evaluated for impairment
Individually	$861	$1,240	$-	$427	$-	$577	$-	$-	$3,105

Collectively	$11,292	$28,366	$3,715	$19,427	$5,263	$4,914	$100	$-	$73,077

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
One-to-four family residential owner occupied	$131	$808
One-to-four family residential non-owner occupied	488	624
Multi-family residential	-	--
Commercial real estate and lines of credit	445	427
Construction	--	--
Home equity	256	256
Consumer non-real estate	--	--
	$1,320	$2,115

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $2.1 million and $3.3 million at December 31, 2012 and 2011, respectively.  For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2012 and 2011, approximately $78,000 and $66,000 of interest income was recognized on non-accrual loans. Interest income foregone on non-accrual loans was approximately $22,000 and $83,000 for the years ended December 31, 2012 and 2011, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$348	$373	$721	$9,551	$10,272	$242
One-to-four family residential non-owner occupied	1,506	790	2,296	32,822	35,118	302
Multi-family residential	79	-	79	3,236	3,315	-
Commercial real estate and lines of credit	756	657	1,413	19,182	20,595	212
Construction	382	-	382	9,383	9,765	-
Home equity	238	321	559	5,470	6,029	65
Consumer non-real estate	6	-	6	156	162	-
	$3,315	$2,141	$5,456	$79,800	$85,256	$821

	December 31, 2011
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,009	$861	$1,870	$10,283	$12,153	$53
One-to-four family residential non-owner occupied	407	993	1,400	28,206	29,606	369
Multi-family residential	-	201	201	3,514	3,715	201
Commercial real estate and lines of credit	1,154	834	1,988	17,866	19,854	407
Construction	80	-	80	5,183	5,263	-
Home equity	524	440	964	4,527	5,491	184
Consumer non-real estate	11	-	11	89	100	-
	$3,185	$3,329	$6,514	$69,668	$76,182	$1,214

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
Note 8 - Premises and Equipment

The components of premises and equipment at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Land	$208	$208
Buildings	883	817
Leasehold improvements	346	39
Furniture, fixtures and equipment	547	330
	1,984	1,394
Accumulated depreciation	(376)	(270)
	$1,608	$1,124

In November 2011, the Company decided to relocate its 607-609 Lakeside Drive office in Southampton, PA to a larger facility at 501 Knowles Avenue in Southampton, PA. On November 14, 2011, the Company entered into a ten year lease agreement for 501 Knowles Avenue with a renewal option for an additional five years. Minimum rental payments began in July 2012.  In connection with the execution of 501 Knowles Avenue lease agreement, the Company terminated its 607-609 Lakeside Drive office lease effective March 31, 2012. The Company moved into its new facility in March 2012. Rent expense under 607-609 Lakeside Drive office leases for each of the years ended December 31, 2012 and 2011 was $8,000 and $33,000, respectively.  Lease expense under the 501 Knowles Avenue lease was $33,000.

Future minimum annual rental payments required under non-cancelable operating leases at December 31, 2012 are as follows (in thousands):

Years ending December 31,
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Note 9 - Deposits

Deposits and the weighted average interest rate at December 31, 2012 and 2011 consist of the following:

	2012		2011
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)
Passbook savings accounts	$2,890	0.25%	$2,943	0.33%
Statement savings accounts	5,843	0.43	6,975	0.62
eSavings accounts	10,604	0.97	3,924	0.99
Certificate of deposit accounts	77,701	1.94	74,683	2.15
	$97,038	1.70%	$88,525	1.92%

A summary of certificates of deposit by maturity at December 31, 2012 is as follows (in thousands):

Years ending December 31:
2013	$30,512
2014	15,137
2015	14,228
2016	7,212
2017	10,612
$77,701

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $33.3 million and $29.9 million at December 31, 2012 and 2011, respectively.

A summary of interest expense for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Passbook savings accounts	$7	$11
Statement savings accounts	26	44
eSavings accounts	66	28
Certificate of deposit accounts	1,502	1,617
	$1,601	$1,700

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings
Note 10 - Borrowings

The Bank has two line of credit commitments from two different banks totaling $1.5 million.  These lines of credit are demand facilities subject to continued review and modification or suspension at any time.  Advances are secured by certain qualifying assets of the Bank composed of loans.  There were no borrowings under these lines of credit at December 31, 2012 and 2011.  As of December 31, 2012 Quaint Oak Bank has $2.1 million in borrowing capacity with the Federal Reserve Bank of Philadelphia.  There were no borrowings under this facility at December 31, 2012.  The Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $47.0 million.  Federal Home Loan Bank advances are secured by qualifying assets of the Bank.

Federal Home Loan Bank advances consist of the following at December 31, 2012 and 2011 (in thousands):

	2012		2011
Maturity Period	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
1 to12 months	$2,000	4.19%	$1,800	3.98%
13 to 24 months	--	--	2,000	4.19
	$2,000	4.19%	$3,800	4.09%

In June 2009, the Company borrowed $450,000 from a commercial bank to finance the purchase of a building in Allentown, Pennsylvania which serves as the offices for the three new active subsidiaries and a branch banking office which opened in February 2010.  This loan was paid off with no prepayment penalty on November 10, 2011.  The loan had an interest rate of 5.75%, a maturity of July 1, 2014, and was amortizing over 180 months. The loan had a balance $403,000 at the time of payoff.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 11 - Income Taxes

The components of income tax expense for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Federal:
Current	$431	$281
Deferred	85	2
	516	283
State, current	76	71
	$592	$354

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Federal income tax at statutory rate	$535	$300
State tax, net of federal benefit	50	48
Stock compensation expense	5	5
Other	2	1
	$592	$354

The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$292	$276
Stock-based compensation	50	45
Interest on non-accrual loans	4	39
Unrealized loss on investment securities available for sale	--	29
Deferred loan fees	36	13
Organization cost	3	3
Total deferred tax assets	385	405
Deferred tax liabilities:
Unrealized gain on investment securities available for sale	(32)	--
Bank premises and equipment	(135)	(41)
Total deferred tax liabilities	(167)	(41)
Net Deferred Tax Asset	$218	$364

The net deferred tax asset at December 31, 2012 and 2011 of $218,000 and $364,000, respectively, is included in other assets.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans
Note 12 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company adopted an Employee Stock Ownership Plan (ESOP) during fiscal 2007 for the benefit of employees who meet the eligibility requirements of the plan.  Using proceeds from a loan from the Company, the ESOP purchased 8%, or 111,090 shares of the Company's then outstanding common stock in the open market at an average price of $9.35 for a total of $1.0 million.  The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company.  The loan bears an interest rate equal to 7.75%, with principal and interest to be paid quarterly in equal installments over 15 years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company's common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders' equity until released for allocation to participants.  As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of eligible plan participants.  As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average price of the shares, and the shares become outstanding for earnings per share computations.  During the years ended December 31, 2012 and 2011, the Company recognized $111,000 and $82,000 of ESOP expense, respectively.

The following table represents the components of the ESOP shares at December 31, 2012 and 2011:

	2012	2011
Allocated shares	44,436	33,327
Unreleased shares	66,654	77,763
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands)	$733	$653

Recognition and Retention Plan

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Recognition and Retention Plan (the "RRP") and Trust Agreement.  In order to fund the RRP, the 2008 Recognition and Retention Plan Trust (the "RRP Trust") acquired 55,545 shares of the Company's stock in the open market at an average price of $9.36 totaling $520,000.  Pursuant to the RRP, 43,324 shares acquired by the RRP Trust were granted to certain officers, employees and directors of the Company in May 2008, with 12,221 shares remaining available for future grant.  Due to forfeiture of shares by certain employees in addition to unawarded shares, as of December 31, 2011, 12,459 shares remain available for future grant.  The RRP share awards have vesting periods from five to seven years.

A summary of the status of the shares under the RRP as of December 31, 2012 and 2011 is as follows:

	2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	17,440	$9.05	25,969	$9.05
Granted	--	--	--	--
Vested	(8,546)	9.05	(8,529)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	8,894	$9.05	17,440	$9.05

Compensation expense on the RRP shares granted is recognized ratably over the five to seven year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.  Compensation expense was recognized in the amount of $77,000 for each of the years ended December 31, 2012 and 2011.  A tax benefit of approximately $26,000 was recognized during these periods.  As of December 31, 2012, approximately $32,000 in additional compensation expense will be recognized over the remaining service period of approximately 0.4 years.

Stock Options

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Stock Option Plan (the "Option Plan").  The Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire 138,863 shares of common stock with an exercise price no less than the fair market value on the date of the grant.  The Compensation Committee of the Board of Directors determined to grant the stock options in May 2008 at an exercise price equal to $10.00 per share which is higher than the fair market value of the common stock on the grant date.  All incentive stock options issued under the Option Plan are intended to comply with the requirements of Section 422 of the Internal Revenue Code.  Options will become vested and exercisable over a five to seven year period and are generally exercisable for a period of ten years after the grant date.  Pursuant to the Option Plan, 108,311 stock options were granted to certain officers, employees and directors of the Company in May 2008. Due to forfeiture of stock options by certain employees in addition to unawarded stock options, as of December 31, 2012, 31,293 stock options remain available for future grant.

A summary of option activity under the Company's Option Plan as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012			2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	107,570	$10.00	6.4	107,570	$10.00
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	--	10.00
Outstanding at the end of the period	107,570	$10.00	5.4	107,570	$10.00
Exercisable at the end of the period	85,332	$10.00	5.4	63,999	$10.00

The estimated fair value of the options granted in May 2008 was $2.01 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.10%
Risk-free interest rate	3.5%
Expected life of options	7.5 years
Expected stock-price volatility	19.45%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date.  The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options.  Although the contractual term of the options granted is ten years, the expected term of the options is less.  As the Company has no history of granting stock option awards, management estimated the expected term of the stock options to be the average of the vesting period and the contractual term.  The expected stock-price volatility was estimated by considering the Company's own stock volatility for the period since July 5, 2007, the initial trading date.  The actual future volatility may differ from our historical volatility.

At December 31, 2012, the aggregate intrinsic value of options outstanding was $108,000.  At December 31, 2012, the aggregate intrinsic value of options exercisable was $85,000. There was no intrinsic value of the options outstanding as of December 31, 2011 as all of the outstanding options were at exercise prices greater than the December 31, 2011 stock price. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on December 31, 2012.  This amount changes based on changes in the market value of the Company's common stock.

Compensation expense was recognized in the amount of $41,000 for each of the years ended December 31, 2012 and 2011.  A tax benefit of approximately $9,000 was recognized during these periods.  As of December 31, 2012, approximately $18,000 in additional compensation expense for awarded options remained unrecognized.  This expense will be recognized over approximately 0.4 years.

Transactions with Executive Officers and Directors	12 Months Ended
Dec. 31, 2012
Transactions with Executive Officers and Directors [Abstract]
Transactions with Executive Officers and Directors
Note 13 - Transactions with Executive Officers and Directors

Certain directors and executive officers of the Company, their families and their affiliates are customers of the Bank.  Any transactions with such parties, including loans and commitments, are in the ordinary course of business at normal terms, including interest rate and collateralization, prevailing at the time and do not represent more than normal risks of collectability.  None of these individuals were indebted to the Company for loans at December 31, 2012 and 2011, respectively.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
Note 14 - Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit.  Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments.  The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of the Company's financial instrument commitments at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Commitments to originate loans	$9,853	$1,891
Unfunded commitments under lines of credit	9,246	4,311

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Since the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation.  Collateral held varies, but includes principally residential and commercial real estate.

The Company terminated its Lakeside Office Park lease in Southampton, PA effective March 31, 2012 when Quaint Oak Bancorp relocated to 501 Knowles Avenue in Southampton, PA.  The Company entered into a ten year lease on this property with a renewal option for an additional five years. Minimum rental commitments for the next five years at December 31, 2012, are summarized as below:

Year	Rental Amount (In Thousands)
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
Note 15 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets.  Management believes, as of December 31, 2012, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2012 the Bank was well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since December 31, 2012 that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)	$16,053	22.27%	$	≥5,766	≥8.00%	$	≥7,207	≥10.00%
Tier 1 capital (to risk-weighted assets)	15,193	21.08		≥2,883	≥4.00		≥4,324	≥ 6.00
Tier 1 capital (to average assets)	15,193	13.58		≥4,476	≥4.00		≥5,595	≥ 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)	$15,027	22.77%	$	≥5,279	≥8.00%	$	≥6,598	≥10.00%
Tier 1 capital (to risk-weighted assets)	14,222	21.55		≥2,639	≥4.00		≥3,959	≥ 6.00
Tier 1 capital (to average assets)	14,222	13.23		≥4,300	≥4.00		≥5,375	≥ 5.00

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act the Board of Governors of the Federal Reserve System as the primary regulator for the Company is authorized to extend leverage capital requirements and risk based capital requirements applicable to depository institutions and bank holding companies to thrift holding companies.  However, the Federal Reserve Board has not issued regulations that address the levels of these capital requirements and when they will apply to Quaint Oak Bancorp.

Banking regulations place certain restrictions on dividends paid by the Bank to the Company.  The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval.

Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Value Measurements and Fair Values of Financial Instruments
Note 16 – Fair Value Measurements and Fair Values of Financial Instruments

Fair value estimates are based on quoted market prices, if available, quoted market prices of similar assets or liabilities, or the present value of expected future cash flows and other valuation techniques. These valuations are significantly affected by discount rates, cash flow assumptions, and risk assumptions used. Therefore, fair value estimates may not be substantiated by comparison to independent markets and are not intended to reflect the proceeds that may be realizable in an immediate settlement of the instruments.

Fair value is determined at one point in time and is not representative of future value. These amounts do not reflect the total value of a going concern organization. Management does not have the intention to dispose of a significant portion of its assets and liabilities and therefore, the unrealized gains or losses should not be interpreted as a forecast of future earnings and cash flows.

The following is a discussion of assets and liabilities measured at fair value on a recurring basis and valuation techniques applied:

Investment and Mortgage-Backed Securities Available-For-Sale: The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices.

We may be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with US GAAP. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Impaired Loans: Impaired loans are carried at the lower of cost or the fair value of the collateral for collateral-dependent loans less estimated costs to sell. Collateral is primarily in the form of real estate. The use of independent appraisals, discounted cash flow models and management's best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and impaired loans are therefore classified within level 3 of the fair value hierarchy.

Other Real Estate Owned: Other real estate owned is carried at the lower of the investment in the real estate or the fair value of the real estate less estimated selling costs. The use of independent appraisals and management's best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and therefore other real estate owned is classified within level 3 of the fair value hierarchy.

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	December 31, 2012
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$501	$-	$501	$-
Corporate securities	1,826	1,826	-	-
Short-term bond fund	1,142	1,142	-	-
Limited-term bond fund	525	525	-	-
Total investment securities available for sale	$3,994	$3,493	$501	$-
Total recurring fair value measurements	$3,994	$3,493	$501	$-

Nonrecurring fair value measurements
Impaired loans	$588	$-	$-	$588

Other real estate owned	170	-	-	170
Total nonrecurring fair value measurements	$758	$-	$-	$758

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	December 31, 2011
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$3,457	$-	$3,457	$-
Corporate securities	1,668	1,668	-	-
Short-term bond fund	1,070	1,070	-	-
Limited-term bond fund	512	512	-	-
Total investment securities available for sale	$6,707	$3,250	$3,457	$-
Total recurring fair value measurements	$6,707	$3,250	$3,457	$-

Nonrecurring fair value measurements
Impaired loans	$1,133	$-	$-	$1,133

Other real estate owned	185	-	-	185
Total nonrecurring fair value measurements	$1,318	$-	$-	$1,318

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used level 3 inputs to determine fair value as of December 31, 2012 (in thousands):

	December 31, 2012
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$588	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to -58% (-18%) (-8%)
			Liquidation expenses (2)	(-8%)
Other real estate owned	$170	Appraisal of collateral (1) (3)	Liquidation expenses (2)	(-8%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and December 31, 2011 (in thousands):

			Fair Value Measurements at
			December 31, 2012
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$12,400	$12,400	$12,400	$-	$-
Investment in interest-earning time deposits	8,132	8,234	-	8,234	-
Investment securities available for sale	3,994	3,994	3,493	501	-
Loans held for sale	4,875	5,053	-	5,053	-
Loans receivable, net	84,291	86,503	-	-	86,503
Accrued interest receivable	657	657	657	-	-
Investment in FHLB stock	437	437	-	437	-

Financial Liabilities
Deposits	97,038	98,279	19,337	78,942	-
FHLB advances, short-term	2,000	2,000	-	2,000	-
Accrued interest payable	81	81	81	-	-

			Fair Value Measurements at
			December 31, 2011
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$11,687	$11,687	$11,687	$-	$-
Investment in interest-earning time deposits	8,082	8,178	-	8,178	-
Investment securities available for sale	6,707	6,707	3,250	3,457	-
Mortgage-backed securities held to maturity	3,888	4,248	-	4,248	-
Loans held for sale	413	418	-	5,053	-
Loans receivable, net	75,339	77,005	-	-	77,005
Accrued interest receivable	543	543	543	-	-
Investment in FHLB stock	616	616	-	616	-

Financial Liabilities
Deposits	88,525	90,106	13,842	76,264	-
FHLB advances, long-term	2,000	2,105	-	2,105	-
FHLB advances, short-term	1,800	1,800	-	1,800	-
Accrued interest payable	98	98	98	-	-

The following methods and assumptions were used to measure the fair value of financial instruments recorded at cost on the Company's consolidated balance sheets:

Cash and Cash Equivalents.  The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Interest-Earning Time Deposits. Fair values for interest-earning time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits. The Company generally purchases amounts below the insured limit, limiting the amount of credit risk on these time deposits.

Loans Held for Sale.  Fair values of loans held for sale are based on commitments on hand from investors at prevailing market rates.

Loans Receivable, Net.  The fair values of loans are estimated using discounted cash flow methodology.  The discount rates take into account interest rates currently being offered to customers for loans with similar terms, the credit risk associated with the loan and market factors, including liquidity.  The valuation of the loan portfolio reflects discounts that the Company believes are consistent with transactions occurring in the market place for both performing and distressed loan types.  The carrying value that fair value is compared to is net of the allowance for loan losses and other associated premiums and discounts.  Due to the significant judgment involved in evaluating credit quality, loans are classified with level 3 of the fair value hierarchy.

Accrued Interest Receivable.  The carrying amount of accrued interest receivable approximates its fair value.

Federal Home Loan Bank Stock.  The carrying amount of restricted investment in Federal Home Loan Bank stock approximates fair value, and considers the limited marketability of such securities.

Deposits.  The carrying amount is considered a reasonable estimate of fair value for demand savings deposit accounts.  The fair value of fixed maturity certificates of deposit is estimated by a discounted cash flow method using the rates currently offered for deposits of similar maturities.

Federal Home Loan Bank Borrowings.  Fair values of FHLB advances are estimated based on rates currently available to the Company for similar terms and remaining maturities.

Accrued Interest Receivable.  The carrying amount of accrued interest payable approximates its fair value.

Off-Balance Sheet Financial Instruments.  Off-balance sheet financial instruments consist of commitments to extend credit.  Fair values for commitments to extend credit are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreement and the present credit standing of the counterparties.  The estimated fair value of the commitments to extend credit are insignificant and therefore are not presented in the above table.

Quaint Oak Bancorp, Inc (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Quaint Oak Bancorp, Inc. (Parent Company Only) [Abstract]
Quaint Oak Bancorp, Inc. (Parent Company Only)
Note 17 – Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2012	2011
Assets
Cash and cash equivalents	$521	$516
Investment in Quaint Oak Bank	15,253	14,178
Premises and equipment, net	1,020	973
Other assets	61	44
Total Assets	$16,855	$15,711

Liabilities and Stockholders' Equity
Other liabilities	$18	$15
Stockholders' equity	16,837	15,696
Total Liabilities and Stockholders' Equity	$16,855	$15,711

Statements of Income

	For the Year Ended December 31,
	2012	2011
Income
Interest income	$3	$6
Rental income	84	79
Total Income	87	85

Expenses
Occupancy and equipment expense	60	87
Other expenses	90	76
Total Expenses	150	163

Net Loss Before Income Taxes	(63)	(78)
Equity in Undistributed Net Income of Subsidiary	1,023	581
Income Tax Benefit	21	25
Net Income	$981	$528

Statements of Cash Flows

	For the Year Ended December 31,
	2012	2011

Operating Activities
Net income	$981	$528
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(1,023)	(581)
Depreciation expense	22	21
Stock-based compensation expense	294	201
Increase in other assets	(17)	(4)
Increase in other liabilities	3	63
Net cash provided by operating activities	260	228

Investing Activities
Net decrease in investment in interest-earning time deposits	--	513
Purchase of property and equipment	(69)	(9)
Net cash (used in) provided by investing activities	(69)	504

Financing Activities
Repayment of other borrowings	--	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net cash used in financing activities	(186)	(604)

Net Increase in Cash and Cash Equivalents	5	128
Cash and Cash Equivalents-Beginning of Year	516	388
Cash and Cash Equivalents-End of Year	$521	$516

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The Company's most significant estimates are the determination of the allowance for loan losses, the assessment of other-than-temporary impairment of investment and mortgage-backed securities, and the valuation of deferred tax assets.

Significant Group Concentrations of Credit Risk
Significant Group Concentrations of Credit Risk

The Bank has a significant concentration of loans in Philadelphia County, Pennsylvania.  The concentration of credit by type of loan is set forth in Note 7.  Although the Bank has a diversified loan portfolio, its debtors' ability to honor their contracts is influenced by the region's economy.  During the year ended December 31, 2012, two investors purchased a total of 69% of all loans sold by the Bank from its mortgage loans held for sale, and the sales to these two investors accounted for approximately 62% of the gain on loans sold during the year.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include non-interest and interest-earning demand deposits and money market accounts with various financial institutions, all of which mature within ninety days of acquisition.

Investment and Mortgage-Backed Securities
Investment and Mortgage-Backed Securities

Management determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital requirements, and other similar factors.  Securities available for sale are carried at fair value.  Unrealized gains and losses are reported in other comprehensive income, net of related deferred tax effects.  Realized gains and losses, determined on the basis of the cost of the specific securities sold, are included in earnings.  Premiums and discounts are recognized in interest income using the interest method over the terms of the securities.

Investment securities and mortgage-backed securities classified as held to maturity are those debt securities the Company has both the intent and ability to hold to maturity regardless of the changes in market conditions, liquidity needs, or changes in general economic conditions.  These securities are carried at cost adjusted for amortization of premium and accretion of discount, which are recognized in interest income using the interest method over the terms of the securities.

The Company follows the accounting guidance related to recognition and presentation of other-than-temporary impairment.  This accounting guidance amended the recognition guidance for other-than-temporary impairments of debt securities and expanded the financial statement disclosures for other-than-temporary impairment losses on debt and equity securities.  The recent guidance replaced the "intent and ability" indication in existing guidance by specifying that (a) if a company does not have the intent to sell a debt security prior to recovery and (b) it is more likely than not that it will not have to sell the debt security prior to recovery, the security would not be considered other-than-temporarily impaired unless there is a credit loss.  When an entity does not intend to sell the security, and it is more likely than not the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.  The Company recognized no other-than-temporary impairment charges during the years ended December 31, 2012 and 2011.

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank (FHLB) system to hold restricted stock of its district Federal Home Loan Bank according to a predetermined formula.  FHLB stock is carried at cost and evaluated for impairment. When evaluating FHLB stock for impairment, its value is determined based on the ultimate recoverability of the par value of the stock. We evaluate our holdings of FHLB stock for impairment each reporting period. No impairment charges were recognized on FHLB stock during the year ended September 30, 2012 and 2011.  In December 2008, the FHLB of Pittsburgh notified member banks that it was suspending dividend payments and restricting the repurchase of capital stock, to preserve capital.  On   October 29, 2010, the FHLB of Pittsburgh resumed the repurchase of capital stock.  From October 29, 2010 through December 31, 2012 a total of 359,900 shares have been repurchased at $1.00 per share from the Bank.  In February 2012, the FHLB of Pittsburgh announced a dividend of 0.10 percent annualized based on the stockholders' average capital stock held during the quarter prior to payment. Dividends totaling $1,000 were paid in February, April, July and October 2012.

Loans Receivable
Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees.  Interest income is accrued on the unpaid principal balance.  Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans.  The Bank is generally amortizing these amounts over the contractual life of the loan.

The loans receivable portfolio is segmented into residential loans, commercial real estate loans, construction loans and consumer loans.  The residential loan segment has two classes: one-to-four family residential owner occupied loans and one-to-four family residential non-owner occupied loans.  The commercial real estate loan segment consists of the following classes: multi-family (five or more) residential, commercial real estate and commercial lines of credit.  Construction loans are generally granted for the purpose of building a single residential home.  The consumer loan segment consists of the following classes: home equity loans and consumer non-real estate loans.  Included in the home equity class are home equity loans and home equity lines of credit.  Included in the consumer non-real estate loans are loans secured by saving accounts and auto loans.

The accrual of interest is generally discontinued when principal or interest has become 90 days past due unless the loan is in the process of collection and is either guaranteed or well secured.  When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the allowance for loan losses.  Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectability of principal.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses represents management's estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are identified as impaired. For loans that are identified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers pools of loans by loan class. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors. These significant factors may include changes in lending policies and procedures, changes in existing general economic and business conditions affecting our primary lending areas, credit quality trends, collateral value, loan volumes and concentrations, seasoning of the loan portfolio, recent loss experience in particular segments of the portfolio, duration of the current business cycle and bank regulatory examination results. The applied loss factors are re-evaluated quarterly to ensure their relevance in the current economic environment.  Residential mortgage lending generally entails a lower risk of default than other types of lending. Consumer loans and commercial real estate loans generally involve more risk of collectability because of the type and nature of the collateral and, in certain cases, the absence of collateral. It is the Company's policy to establish a specific reserve for loss on any delinquent loan when it determines that a loss is probable. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not considered impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.  An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Company's impaired loans are measured based on the estimated fair value of the loan's collateral.

A loan is considered a troubled debt restructuring ("TDR") if the Company, for economic or legal reasons related to a debtor's financial difficulties, grants a concession to the debtor that it would not otherwise consider. Concessions granted under a TDR typically involve a temporary or permanent reduction in payments or interest rate or an extension of a loan's stated maturity date at less than a current market rate of interest. Loans identified as TDRs are designated as impaired.

For loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower's overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for all loans (except one-to-four family residential owner-occupied loans) where the total amount outstanding to any borrower or group of borrowers exceeds $500,000, or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans criticized as special mention have potential weaknesses that deserve management's close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management's comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Loans Held for Sale.
Loans Held for Sale

Loans originated by the Bank's mortgage banking subsidiary, Quaint Oak Mortgage, LLC, are intended for sale in the secondary market and are carried at the lower of cost or fair value (LOCOM). Gains and losses on loan sales (sales proceeds minus carrying value) are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Other Real Estate Owned
Other Real Estate Owned

Other real estate owned or foreclosed assets are comprised of property acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and loans classified as in-substance foreclosures.  A loan is classified as in-substance foreclosure when the Bank has taken possession of the collateral regardless of whether formal foreclosure proceedings take place.  Other real estate properties are initially recorded at fair value, net of estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of cost or fair value less estimated costs to sell.  Net revenue and expenses from operations and additions to the valuation allowance are included in other expenses.

Premises and Equipment
Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the expected useful lives of the related assets. The costs of maintenance and repairs are expensed as incurred.  Costs of major additions and improvements are capitalized.

Advertising Costs	Advertising Costs The Company expenses all advertising costs as incurred. Advertising costs are included in non-interest expense on the Consolidated Statements of Income.
Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes
Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company follows guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.  A tax position is recognized as a benefit only if it is more likely than not that the tax position would be sustained in a tax examination, with a tax examination presumed to occur.  The amount recognized is the largest amount of tax benefit that has more than 50 percent likelihood of being realized upon examination.  For tax positions not meeting the more likely than not test, no tax benefit is recorded.  The Company had no material uncertain tax positions or accrued interest and penalties as of December 31, 2012 and 2011.  The Company's policy is to account for interest as a component of interest expense and penalties as components of other expense.  The Company is no longer subject to examination by taxing authorities for the years before January 1, 2009.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

Accounting principles generally accepted in the United States of America require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Treasury Stock and Unallocated Common Stock
Treasury Stock and Unallocated Common Stock

The acquisition of treasury stock by the Company, including unallocated stock held by certain benefit plans, is recorded under the cost method.  At the date of subsequent reissue, treasury stock is reduced by the cost of such stock on a first-in, first-out basis with any excess proceeds credited to additional paid-in capital.

Share-Based Compensation
Share-Based Compensation

Stock compensation accounting guidance (FASB ASC 718, Compensation-Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements.  That cost is measured based on the grant date fair value of the equity or liability instruments issued.  The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock option and restricted share plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees' service period, generally defined as the vesting period.  For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.  A Black-Scholes model is used to estimate the fair value of stock options, while the closing price of the Company's common stock on the grant date is used for restricted stock awards.

At December 31, 2012, the Company has two share-based plans; the 2008 Recognition and Retention Plan and the 2008 Stock Option Plan.  Shares were awarded under both plans in May 2008.  These plans are more fully described in Note 12.

The Company also has an employee stock ownership plan ("ESOP").  This plan is more fully described in Note 12.  As ESOP shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market price of the shares over the period earned.

Earnings Per Share
Earnings Per Share

Amounts reported in earnings per share reflect earnings available to common stockholders' for the period divided by the weighted average number of shares of common stock outstanding during the period, exclusive of unearned ESOP shares, unvested restricted stock (RRP) shares and treasury shares.  Stock options and unvested restricted stock are regarded as potential common stock and are considered in the diluted earnings per share calculations to the extent they would have a dilutive effect if converted to common stock, computed using the "treasury stock" method.

Off-Balance Sheet Financial Instruments
Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit.  Such financial instruments are recorded in the balance sheet when they are funded.

Reclassifications
Reclassifications

Certain items in the 2011 consolidated financial statements have been reclassified to conform to the presentation in the 2012 financial statements.  Such reclassifications did not have a material impact on the overall financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 (Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs). This update amends FASB ASC Topic 820, Fair Value Measurement, to bring U.S. GAAP for fair value measurements in line with International Financial Reporting Standards. The update clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity's stockholder's equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The Update also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The update also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this update is effective for interim and annual periods beginning after December 15, 2011.  The adoption of this new guidance did not have an impact on our financial position or results of operations but expanded disclosures relating to fair value.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.  The intent of this standard is to increase the prominence of comprehensive income in the financial statements.  This standard requires the components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The single format would include the traditional income statement and the components of other comprehensive income, total other comprehensive income and total comprehensive income.  In the two statement approach, the first statement would be the traditional income statement, which would be immediately followed by a separate statement which would include the components of other comprehensive income, total other comprehensive income and total comprehensive income.  The amendments in this ASU will be applied retrospectively, and were required for the Company beginning in the first quarter 2012. The adoption of this new guidance did not have an impact on our financial position or results of operations.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Composition of the weighted average shares used in the basic and dilutive earnings per share computations
The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2012	2011

Net Income	$981,000	$528,000

Weighted average shares outstanding – basic	888,008	874,566
Effect of dilutive common stock equivalents	4,826	4,333
Adjusted weighted average shares outstanding – diluted	892,834	878,899

Basic earnings per share	$1.10	$0.60
Diluted earnings per share	$1.10	$0.60

Investment in Interest-Earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Interest-Earning Time Deposits [Abstract]
Investments in Interest-Earning Time Deposits by Contractual Maturity
The investment in interest-earning time deposits as of December 31, 2012 and 2011, by contractual maturity, are shown below:

	2012	2011
	(In Thousands)
Due in one year or less	$3,325	$3,058
Due after one year through five years	4,807	5,024
	$8,132	$8,082

Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Available for Sale [Abstract]
Amortized Cost and Fair Value of Mortgage-Backed Securities Available for Sale
The amortized cost and fair value of investment securities available for sale at December 31, 2012 and December 31, 2011 are summarized below (in thousands):

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$500	$1	$--	$501
Corporate securities	1,747	81	(2)	1,826
Short-term bond fund	1,127	15	--	1,142
Limited-term bond fund	528	--	(3)	525
	$3,902	$97	$(5)	$3,994

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$3,450	$8	$(1)	$3,457
Corporate securities	1,742	--	(74)	1,668
Short-term bond fund	1,082	--	(12)	1,070
Limited-term bond fund	518	--	(6)	512
	$6,792	$8	$(93)	$6,707

Certificate of Deposit by Maturity
The amortized cost and fair value of available for sale debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$--	$--
Due after one year through five years	1,747	1,826
Due after five years through ten years	500	501
	$2,247	$2,327

Securities in Continuous Unrealized Loss Position
The following table shows the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011 (dollar amounts in thousands):

	December 31, 2012
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Corporate securities	1	$--	$--	$248	$(2)	$248	$(2)
Limited-term bond fund	1	--	--	525	(3)	525	(3)
Total	2	$--	$--	$773	$(5)	$773	$(5)

	December 31, 2011
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agency securities	1	$499	$(1)	$--	$--	$499	$(1)
Corporate securities	6	1,668	(74)	--	--	1,668	(74)
Short-term bond fund	1	1,070	(12)	--	--	1,070	(12)
Limited-term bond fund	1	--	--	512	(6)	512	(6)
Total	9	$3,237	$(87)	$512	$(6)	$3,749	$(93)

Mortgage-Backed Securities Held to Maturity (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
Mortgage-Backed Securities Held to Maturity
Note 6 – Mortgage-Backed Securities Held to Maturity

On March 30, 2012, the Company transferred all securities designated as held to maturity into the investment and mortgage-backed securities available for sale category.  Management determined that it no longer had the positive intent to hold its investment in securities held to maturity for an indefinite period of time because of management's desire to have more flexibility in managing the investment portfolio.  The securities transferred had an amortized cost of $3.6 million and unrealized gross gains of $351,000 at the time of transfer.  The net unrealized gain of $231,000 was recorded as other comprehensive income.  In the second quarter of 2012, the Company sold these mortgage-backed securities and realized a gain of $331,000.

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011 are summarized below (in thousands):

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,055	$211	$--	$2,266
FHLMC pass-through certificates	1,833	149	--	1,982
	$3,888	$360	$--	$4,248

Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net and Allowance for Loan Losses [Abstract]
Composition of Net Loans Receivable
The composition of net loans receivable is as follows:

	December 31, 2012	December 31, 2011
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$10,272	$12,153
Non-owner occupied	35,118	29,606
Total one-to-four family residential	45,390	41,759

Multi-family (five or more) residential	3,315	3,715
Commercial real estate	18,694	18,200
Commercial lines of credit	1,901	1,654
Construction	9,765	5,263
Home equity loans	6,029	5,491
Total real estate loans	85,094	76,082

Auto and equipment loans	93	41
Loans secured by deposits	69	59
Total Loans	85,256	76,182

Deferred loan fees and costs	(105)	(38)
Allowance for loan losses	(860)	(805)

Net Loans	$84,291	$75,339

Schedule of Loan Portfolio by Internal Risk Rating
The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$9,641	$500	$72	$59	$10,272
One-to-four family residential non-owner occupied	34,328	95	504	191	35,118
Multi-family residential	3,315	-	-	-	3,315
Commercial real estate and lines of credit	19,536	565	364	130	20,595
Construction	9,765	-	-	-	9,765
Home equity	5,295	428	268	38	6,029
Consumer non-real estate	156	-	6	-	162
	$82,036	$1,588	$1,214	$418	$85,256

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$10,792	$500	$297	$564	$12,153
One-to-four family residential non-owner occupied	28,041	325	1,067	173	29,606
Multi-family residential	3,514	201	-	-	3,715
Commercial real estate and lines of credit	18,733	694	427	-	19,854
Construction	5,023	240	-	-	5,263
Home equity	4,862	52	577	-	5,491
Consumer non-real estate	89	11	-	--	100
	$71,054	$2,023	$2,368	$737	$76,182

Summary of Impaired Loans by Loan Portfolio Class
The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$131	$131	$-	$131	$9
One-to-four family residential non-owner occupied	393	393	-	396	17
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	130	130	-	131	8
Construction	-	-	-	-	-
Home equity	244	244	-	246	14
Consumer non-real estate	6	6	-	9	1

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	302	302	24	304	13
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	364	364	88	366	15
Construction	-	-	-	-	-
Home equity	62	62	28	64	4
Consumer non-real estate	--	--	-	--	--

Total:
One-to-four family residential owner occupied	$131	$131	$-	$131	$9
One-to-four family residential non-owner occupied	695	695	24	700	30
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	494	494	88	497	23
Construction	-	-	-	-	-
Home equity	306	306	28	310	18
Consumer non-real estate	6	6	-	9	1

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$861	$861	$-	$867	$16
One-to-four family residential non-owner occupied	424	424	-	427	27
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	38	38	-	38	1
Construction	-	-	-	-	-
Home equity	480	480	-	487	24
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	816	816	91	820	32
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	389	389	36	390	16
Construction	-	-	-	-	-
Home equity	97	97	42	99	5
Consumer non-real estate	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$861	$861	$-	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	91	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	36	428	17
Construction	-	-	-	-	-
Home equity	577	577	42	586	29
Consumer non-real estate	-	-	-	-	-

Troubled Debt Restructuring Loans
At December 31, 2012, the Company had eight loans totaling $618,000 identified as troubled debt restructurings (TDRs).  All eight loans are considered impaired with one loan in the amount of $71,000 on non-accrual status.  Any TDR that is placed on non-accrual is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable. None of the restructurings were made under a government assistance program. These restructurings were allowed in an effort to maximize the Company's ability to collect on loans where borrowers were experiencing financial difficulty. All the Company's TDRs as of December 31, 2012 have modifications with terms of interest-only payments for a period of nine months. In some cases the modification terms may include a small payment of principal in addition to interest.  The following tables present the Company's TDR loans as of December 31, 2012 and 2011 (dollar amounts in thousands):

	December 31, 2012
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$-	$-
One-to-four family residential non-owner occupied	4	302	-	302	10
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	245	-	245	1
Consumer non-real estate	-	-	-	-	-
Total	8	$618	$71	$547	$11

	December 31, 2011
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	1	$71	$71	$-	$-
One-to-four family residential non-owner occupied	5	617	-	617	12
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	249	-	249	1
Consumer non-real estate	-	-	-	-	-
Total	9	$937	$71	$866	$13

The contractual aging of the TDRs in the tables above as of December 31, 2012 and 2011 is as follows (in thousands):

	December 31, 2012
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	-	-	302	-	302
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	180	65	-	245
Consumer non-real estate	-	-	-	-	-
Total	$-	$180	$367	$71	$618

	December 31, 2011
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	310	-	307	-	617
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	182	67	-	249
Consumer non-real estate	-	-	-	-	-
Total	$310	$182	$374	$71	$937

Changes in Allowance for Loan Losses and Recorded Investment in Loans Receivable
Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2012 and recorded investment in loans receivable as of December 31, 2012 (in thousands):

	December 31, 2012
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$114	$351	$26	$148	$35	$83	$1	$47	$805
Charge-offs	--	(103)	--	--	--	(4)	--	--	(107)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(37)	120	(6)	71	28	(11)	--	(3)	162
Ending balance	$77	$368	$20	$219	$63	$68	$1	$44	$860
Ending balance evaluated for impairment:
Individually	$--	$24	$--	$88	$--	$28	$--	$--	$140
Collectively	$77	$344	$20	$131	$63	$40	$1	$44	$720
Loans receivable:
Ending balance	$10,272	$35,118	$3,315	$20,595	$9,765	$6,029	$162	$--	$85,256
Ending balance evaluated for impairment:
Individually	$131	$695	$--	$494	$--	$306	$6	$--	$1,632
Collectively	$10,141	$34,423	$3,315	$20,101	$9,765	$5,723	$156	$--	$83,624

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2011 and recorded investment in loans receivable as of December 31, 2011 (in thousands):

	December 31, 2011
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Consumer Non-Real Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$185	$335	$23	$155	$40	$92	$1	$40	$871
Charge-offs	(93)	(110)	-	-	-	-	-	-	(203)
Recoveries	-	-	-	-	-	-	-	-	--
Provision	22	126	3	(7)	(5)	(9)	-	7	137
Ending balance	$114	$351	$26	$148	$35	$83	$1	$47	$805

Ending balance evaluated for impairment:
Individually	$-	$91	$-	$36	$-	$42	$-	$-	$169

Collectively	$114	$260	$26	$112	$35	$41	$1	$47	$636

Loans receivable:
Ending balance	$12,153	$29,606	$3,715	$19,854	$5,263	$5,491	$100	$-	$76,182

Ending balance evaluated for impairment
Individually	$861	$1,240	$-	$427	$-	$577	$-	$-	$3,105

Collectively	$11,292	$28,366	$3,715	$19,427	$5,263	$4,914	$100	$-	$73,077

Non-Accrual Loans by Class of Loans
The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
One-to-four family residential owner occupied	$131	$808
One-to-four family residential non-owner occupied	488	624
Multi-family residential	-	--
Commercial real estate and lines of credit	445	427
Construction	--	--
Home equity	256	256
Consumer non-real estate	--	--
	$1,320	$2,115

Loan Portfolio by Past Due Status
The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$348	$373	$721	$9,551	$10,272	$242
One-to-four family residential non-owner occupied	1,506	790	2,296	32,822	35,118	302
Multi-family residential	79	-	79	3,236	3,315	-
Commercial real estate and lines of credit	756	657	1,413	19,182	20,595	212
Construction	382	-	382	9,383	9,765	-
Home equity	238	321	559	5,470	6,029	65
Consumer non-real estate	6	-	6	156	162	-
	$3,315	$2,141	$5,456	$79,800	$85,256	$821

	December 31, 2011
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,009	$861	$1,870	$10,283	$12,153	$53
One-to-four family residential non-owner occupied	407	993	1,400	28,206	29,606	369
Multi-family residential	-	201	201	3,514	3,715	201
Commercial real estate and lines of credit	1,154	834	1,988	17,866	19,854	407
Construction	80	-	80	5,183	5,263	-
Home equity	524	440	964	4,527	5,491	184
Consumer non-real estate	11	-	11	89	100	-
	$3,185	$3,329	$6,514	$69,668	$76,182	$1,214

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment
The components of premises and equipment at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Land	$208	$208
Buildings	883	817
Leasehold improvements	346	39
Furniture, fixtures and equipment	547	330
	1,984	1,394
Accumulated depreciation	(376)	(270)
	$1,608	$1,124

Future Minimum Annual Rental Payments for Non-Cancelable Operating Leases
Future minimum annual rental payments required under non-cancelable operating leases at December 31, 2012 are as follows (in thousands):

Years ending December 31,
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of Deposits
Deposits and the weighted average interest rate at December 31, 2012 and 2011 consist of the following:

	2012		2011
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)
Passbook savings accounts	$2,890	0.25%	$2,943	0.33%
Statement savings accounts	5,843	0.43	6,975	0.62
eSavings accounts	10,604	0.97	3,924	0.99
Certificate of deposit accounts	77,701	1.94	74,683	2.15
	$97,038	1.70%	$88,525	1.92%

Certificate of Deposit by Maturity
The amortized cost and fair value of available for sale debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$--	$--
Due after one year through five years	1,747	1,826
Due after five years through ten years	500	501
	$2,247	$2,327

Summary of Deposit Related Interest Expense
A summary of interest expense for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Passbook savings accounts	$7	$11
Statement savings accounts	26	44
eSavings accounts	66	28
Certificate of deposit accounts	1,502	1,617
	$1,601	$1,700

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Federal Home Loan Bank Advances
Federal Home Loan Bank advances consist of the following at December 31, 2012 and 2011 (in thousands):

	2012		2011
Maturity Period	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
1 to12 months	$2,000	4.19%	$1,800	3.98%
13 to 24 months	--	--	2,000	4.19
	$2,000	4.19%	$3,800	4.09%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense
The components of income tax expense for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Federal:
Current	$431	$281
Deferred	85	2
	516	283
State, current	76	71
	$592	$354

Effective Income Tax Rate Reconciliation
The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Federal income tax at statutory rate	$535	$300
State tax, net of federal benefit	50	48
Stock compensation expense	5	5
Other	2	1
	$592	$354

Deferred Tax Assets
The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$292	$276
Stock-based compensation	50	45
Interest on non-accrual loans	4	39
Unrealized loss on investment securities available for sale	--	29
Deferred loan fees	36	13
Organization cost	3	3
Total deferred tax assets	385	405
Deferred tax liabilities:
Unrealized gain on investment securities available for sale	(32)	--
Bank premises and equipment	(135)	(41)
Total deferred tax liabilities	(167)	(41)
Net Deferred Tax Asset	$218	$364

Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity
The following table represents the components of the ESOP shares at December 31, 2012 and 2011:

	2012	2011
Allocated shares	44,436	33,327
Unreleased shares	66,654	77,763
Total ESOP shares	111,090	111,090
Fair value of unreleased shares (in thousands)	$733	$653

Status of Shares Under the RRP
A summary of the status of the shares under the RRP as of December 31, 2012 and 2011 is as follows:

	2012		2011
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	17,440	$9.05	25,969	$9.05
Granted	--	--	--	--
Vested	(8,546)	9.05	(8,529)	9.05
Forfeited	--	--	--	--
Unvested at the end of the year	8,894	$9.05	17,440	$9.05

Option Activity Under the Option Plan
A summary of option activity under the Company's Option Plan as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012			2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	107,570	$10.00	6.4	107,570	$10.00
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Forfeited	--	--	--	--	10.00
Outstanding at the end of the period	107,570	$10.00	5.4	107,570	$10.00
Exercisable at the end of the period	85,332	$10.00	5.4	63,999	$10.00

Stock Options, Valuation Assumptions
The estimated fair value of the options granted in May 2008 was $2.01 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield	1.10%
Risk-free interest rate	3.5%
Expected life of options	7.5 years
Expected stock-price volatility	19.45%

Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instrument Commitments
A summary of the Company's financial instrument commitments at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Commitments to originate loans	$9,853	$1,891
Unfunded commitments under lines of credit	9,246	4,311

Future Minimum Annual Rental Payments for Non-Cancelable Operating Leases
The Company terminated its Lakeside Office Park lease in Southampton, PA effective March 31, 2012 when Quaint Oak Bancorp relocated to 501 Knowles Avenue in Southampton, PA.  The Company entered into a ten year lease on this property with a renewal option for an additional five years. Minimum rental commitments for the next five years at December 31, 2012, are summarized as below:

Year	Rental Amount (In Thousands)
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 and the minimum amounts and ratios required for capital adequacy purposes and to be well capitalized under the prompt corrective action provisions are as follows:

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2012:
Total capital (to risk-weighted assets)	$16,053	22.27%	$	≥5,766	≥8.00%	$	≥7,207	≥10.00%
Tier 1 capital (to risk-weighted assets)	15,193	21.08		≥2,883	≥4.00		≥4,324	≥ 6.00
Tier 1 capital (to average assets)	15,193	13.58		≥4,476	≥4.00		≥5,595	≥ 5.00

	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)	$15,027	22.77%	$	≥5,279	≥8.00%	$	≥6,598	≥10.00%
Tier 1 capital (to risk-weighted assets)	14,222	21.55		≥2,639	≥4.00		≥3,959	≥ 6.00
Tier 1 capital (to average assets)	14,222	13.23		≥4,300	≥4.00		≥5,375	≥ 5.00

Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Assets Presented at Fair Value on a Recurring and Nonrecurring Basis
The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	December 31, 2012
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$501	$-	$501	$-
Corporate securities	1,826	1,826	-	-
Short-term bond fund	1,142	1,142	-	-
Limited-term bond fund	525	525	-	-
Total investment securities available for sale	$3,994	$3,493	$501	$-
Total recurring fair value measurements	$3,994	$3,493	$501	$-

Nonrecurring fair value measurements
Impaired loans	$588	$-	$-	$588

Other real estate owned	170	-	-	170
Total nonrecurring fair value measurements	$758	$-	$-	$758

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	December 31, 2011
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$3,457	$-	$3,457	$-
Corporate securities	1,668	1,668	-	-
Short-term bond fund	1,070	1,070	-	-
Limited-term bond fund	512	512	-	-
Total investment securities available for sale	$6,707	$3,250	$3,457	$-
Total recurring fair value measurements	$6,707	$3,250	$3,457	$-

Nonrecurring fair value measurements
Impaired loans	$1,133	$-	$-	$1,133

Other real estate owned	185	-	-	185
Total nonrecurring fair value measurements	$1,318	$-	$-	$1,318

Additional quantitative information about assets measured at fair value on a nonrecurring basis
The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used level 3 inputs to determine fair value as of December 31, 2012 (in thousands):

	December 31, 2012
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$588	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to -58% (-18%) (-8%)
			Liquidation expenses (2)	(-8%)
Other real estate owned	$170	Appraisal of collateral (1) (3)	Liquidation expenses (2)	(-8%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Estimated Fair Value of Financial Instruments
The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and December 31, 2011 (in thousands):

			Fair Value Measurements at
			December 31, 2012
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$12,400	$12,400	$12,400	$-	$-
Investment in interest-earning time deposits	8,132	8,234	-	8,234	-
Investment securities available for sale	3,994	3,994	3,493	501	-
Loans held for sale	4,875	5,053	-	5,053	-
Loans receivable, net	84,291	86,503	-	-	86,503
Accrued interest receivable	657	657	657	-	-
Investment in FHLB stock	437	437	-	437	-

Financial Liabilities
Deposits	97,038	98,279	19,337	78,942	-
FHLB advances, short-term	2,000	2,000	-	2,000	-
Accrued interest payable	81	81	81	-	-

			Fair Value Measurements at
			December 31, 2011
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$11,687	$11,687	$11,687	$-	$-
Investment in interest-earning time deposits	8,082	8,178	-	8,178	-
Investment securities available for sale	6,707	6,707	3,250	3,457	-
Mortgage-backed securities held to maturity	3,888	4,248	-	4,248	-
Loans held for sale	413	418	-	5,053	-
Loans receivable, net	75,339	77,005	-	-	77,005
Accrued interest receivable	543	543	543	-	-
Investment in FHLB stock	616	616	-	616	-

Financial Liabilities
Deposits	88,525	90,106	13,842	76,264	-
FHLB advances, long-term	2,000	2,105	-	2,105	-
FHLB advances, short-term	1,800	1,800	-	1,800	-
Accrued interest payable	98	98	98	-	-

Quaint Oak Bancorp, Inc (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Quaint Oak Bancorp, Inc. (Parent Company Only) [Abstract]
Schedule of Condensed Financial Statements of the Parent Company Only
Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2012	2011
Assets
Cash and cash equivalents	$521	$516
Investment in Quaint Oak Bank	15,253	14,178
Premises and equipment, net	1,020	973
Other assets	61	44
Total Assets	$16,855	$15,711

Liabilities and Stockholders' Equity
Other liabilities	$18	$15
Stockholders' equity	16,837	15,696
Total Liabilities and Stockholders' Equity	$16,855	$15,711

Statements of Income

	For the Year Ended December 31,
	2012	2011
Income
Interest income	$3	$6
Rental income	84	79
Total Income	87	85

Expenses
Occupancy and equipment expense	60	87
Other expenses	90	76
Total Expenses	150	163

Net Loss Before Income Taxes	(63)	(78)
Equity in Undistributed Net Income of Subsidiary	1,023	581
Income Tax Benefit	21	25
Net Income	$981	$528

Statements of Cash Flows

	For the Year Ended December 31,
	2012	2011

Operating Activities
Net income	$981	$528
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(1,023)	(581)
Depreciation expense	22	21
Stock-based compensation expense	294	201
Increase in other assets	(17)	(4)
Increase in other liabilities	3	63
Net cash provided by operating activities	260	228

Investing Activities
Net decrease in investment in interest-earning time deposits	--	513
Purchase of property and equipment	(69)	(9)
Net cash (used in) provided by investing activities	(69)	504

Financing Activities
Repayment of other borrowings	--	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net cash used in financing activities	(186)	(604)

Net Increase in Cash and Cash Equivalents	5	128
Cash and Cash Equivalents-Beginning of Year	516	388
Cash and Cash Equivalents-End of Year	$521	$516

Nature of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012
Nature of Operations [Abstract]
Shares of stock offered and sold (in shares)	1,388,625
Price per share of common stock issued (in dollars per share)	$ 10
Gross proceeds from stock issued	$ 13,886,250
Stock issuance costs incurred	535,000,000
Investment in affiliate	$ 7,100,000
Percentage of proceeds from stock issuance invested in affiliate (in hundredths)	53.00%
Number of wholly owned subsidiaries		5

Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended		26 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Group Concentration of Risk [Line Items]
Maturity period of instruments classified as cash and cash equivalent		90 days
Investment and Mortgage-Backed Securities [Abstract]
Other than temporary impairment charges		$ 0	$ 0
Federal Home Loan Bank Stock [Abstract]
Impairment charges		0	0
Total capital stock repurchased (in shares)				359,900
Price per share of capital stock repurchased (in dollars per share)				$ 1
Dividend declared by FHLB (in hundredths)		10.00%
FHLB Dividends	1,000
Past due period of principal or interest payment		90 days
Allowance for Loan Losses [Abstract]
Threshold amount of loans to be evaluated annually, minimum		500,000
Income tax penalties and interest accrued on uncertain tax positions		$ 0	$ 0	$ 0
Two investors purchasing loans [Member]
Group Concentration of Risk [Line Items]
Number of investors accounting for significant amount of loan purchases		2
Percentage of all loans sold, from mortgage loans held for sale (in hundredths)		69.00%
Gains on loans sold by the Bank, to two investors (in hundredths)		62.00%

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Number of components in earnings per share	2
Antidilutive outstanding stock options (in shares)	(107,570)	(107,570)
Net income	$ 981	$ 528
Weighted average shares outstanding - basic (in shares)	888,008	874,566
Effect of dilutive common stock equivalents	4,826	4,333
Adjusted weighted average shares outstanding - diluted (in shares)	892,834	878,899
Basic earnings per share (in dollars per share))	$ 1.1	$ 0.6
Diluted earnings per share (in dollars per share)	$ 1.1	$ 0.6

Investment in Interest-Earning Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in Interest-Earning Time Deposits [Abstract]
Due in one year or less	$ 3,325	$ 3,058
Due after one year through five years	4,807	5,024
Total	$ 8,132	$ 8,082

Investment Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,902	$ 6,792
Gross Unrealized Gains	97	8
Gross Unrealized Losses	(5)	(93)
Total investment securities available-for-sale	3,994	6,707
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500	3,450
Gross Unrealized Gains	1	8
Gross Unrealized Losses	0	(1)
Total investment securities available-for-sale	501	3,457
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,747	1,742
Gross Unrealized Gains	81	0
Gross Unrealized Losses	(2)	(74)
Total investment securities available-for-sale	1,826	1,668
Short-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,127	1,082
Gross Unrealized Gains	15	0
Gross Unrealized Losses	0	(12)
Total investment securities available-for-sale	1,142	1,070
Limited-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	528	518
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3)	(6)
Total investment securities available-for-sale	$ 525	$ 512

Investment Securities Available for Sale, Gross Unrealized Loss and Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities by Contractual Maturity
Due in one year or less, amortized cost	$ 0
Due after one years through five years, amortized cost	1,747,000
Due after five years through ten years, amortized cost	500,000
Total, amortized cost	2,247,000
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, fair value	0
Due after one year through five years, fair value	1,826,000
Due after five years through ten years, fair value	501,000
Total, fair value	2,327,000
Schedule of Available-for-sale Securities [Line Items]
Number of securities	2	9
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	3,237,000
Twelve Months or Greater, Fair Value	773,000	512,000
Total Fair Value	773,000	3,749,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	(87,000)
Twelve Months or Greater, Gross Unrealized Losses	(5,000)	(6,000)
Total Gross Unrealized Losses	(5,000)	(93,000)
Impairment charges	0	0
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities		1
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value		499,000
Twelve Months or Greater, Fair Value		0
Total Fair Value		499,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses		(1,000)
Twelve Months or Greater, Gross Unrealized Losses		0
Total Gross Unrealized Losses		(1,000)
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	1	6
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	1,668,000
Twelve Months or Greater, Fair Value	248,000	0
Total Fair Value	248,000	1,668,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	(74,000)
Twelve Months or Greater, Gross Unrealized Losses	(2,000)	0
Total Gross Unrealized Losses	(2,000)	(74,000)
Short-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities		1
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value		1,070,000
Twelve Months or Greater, Fair Value		0
Total Fair Value		1,070,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses		(12,000)
Twelve Months or Greater, Gross Unrealized Losses		0
Total Gross Unrealized Losses		(12,000)
Limited-term Bond Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities	1	1
Less than Twelve Months, Fair Value [Abstract]
Less than Twelve Months, Fair Value	0	0
Twelve Months or Greater, Fair Value	525,000	512,000
Total Fair Value	525,000	512,000
Gross Unrealized Losses [Abstract]
Less than Twelve Months, Gross Unrealized Losses	0	0
Twelve Months or Greater, Gross Unrealized Losses	(3,000)	(6,000)
Total Gross Unrealized Losses	$ (3,000)	$ (6,000)
Bond Funds [Member]
Gross Unrealized Losses [Abstract]
Aggregate depreciation from amortized cost basis (in hundredths)	0.57%
Debt Securities [Member]
Gross Unrealized Losses [Abstract]
Aggregate depreciation from amortized cost basis (in hundredths)	0.93%

Mortgage-Backed Securities Held to Maturity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Transferred securities, amortized cost		$ 3,600,000
Transferred to available-for-sale securities, unrealized gain (loss)		351,000
Net unrealized gain recorded as other comprehensive income		231,000
Mortgage-backed securities sold, realized gain	331,000
Mortgage backed securities held to maturity [Abstract]
Amortized Cost		0	3,888,000
Gross Unrealized Gains			360,000
Gross Unrealized Losses			0
Fair Value			4,248,000
FNMA Pass-through Certificates [Member]
Mortgage backed securities held to maturity [Abstract]
Amortized Cost			2,055,000
Gross Unrealized Gains			211,000
Gross Unrealized Losses			0
Fair Value			2,266,000
FHLMC Pass-through Certificates [Member]
Mortgage backed securities held to maturity [Abstract]
Amortized Cost			1,833,000
Gross Unrealized Gains			149,000
Gross Unrealized Losses			0
Fair Value			$ 1,982,000

Loans Receivable, Net and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Composition of loans receivable [Line Items]
Total Loans	$ 85,256	$ 76,182
Deferred loan fees and costs	(105)	(38)
Allowance for loan losses	(860)	(805)	(871)
Net Loans	84,291	75,339
Auto and Equipment Loans [Member]
Composition of loans receivable [Line Items]
Total Loans	93	41
Loans Secured By Deposits [member]
Composition of loans receivable [Line Items]
Total Loans	69	59
Real Estate Loans [Member]
Composition of loans receivable [Line Items]
Total Loans	85,094	76,082
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Composition of loans receivable [Line Items]
Total Loans	45,390	41,759
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Composition of loans receivable [Line Items]
Total Loans	10,272	12,153
Allowance for loan losses	(77)	(114)	(185)
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Composition of loans receivable [Line Items]
Total Loans	35,118	29,606
Allowance for loan losses	(368)	(351)	(335)
Real Estate Loans [Member] | Multi-family (Five or More) Residential [Member]
Composition of loans receivable [Line Items]
Total Loans	3,315	3,715
Allowance for loan losses	(20)	(26)	(23)
Real Estate Loans [Member] | Commercial Real Estate [Member]
Composition of loans receivable [Line Items]
Total Loans	18,694	18,200
Real Estate Loans [Member] | Commercial Lines of Credit [Member]
Composition of loans receivable [Line Items]
Total Loans	1,901	1,654
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Composition of loans receivable [Line Items]
Total Loans	20,595	19,854
Allowance for loan losses	(219)	(148)	(155)
Real Estate Loans [Member] | Construction [Member]
Composition of loans receivable [Line Items]
Total Loans	9,765	5,263
Allowance for loan losses	(63)	(35)	(40)
Real Estate Loans [Member] | Home Equity Loan [Member]
Composition of loans receivable [Line Items]
Total Loans	6,029	5,491
Allowance for loan losses	(68)	(83)	(92)
Consumer Non-real Estate [Member]
Composition of loans receivable [Line Items]
Total Loans	162	100
Allowance for loan losses	$ (1)	$ (1)	$ (1)

Loans Receivable, Net and Allowance for Loan Losses, by Internal Risk Rating System (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans receivable by internal rating system [Line Items]
Total Loans	$ 85,256	$ 76,182
Real Estate Loans [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	85,094	76,082
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	45,390	41,759
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	10,272	12,153
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	35,118	29,606
Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	3,315	3,715
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	20,595	19,854
Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	9,765	5,263
Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	6,029	5,491
Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	162	100
Pass [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	82,036	71,054
Pass [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	9,641	10,792
Pass [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	34,328	28,041
Pass [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	3,315	3,514
Pass [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	19,536	18,733
Pass [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	9,765	5,023
Pass [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	5,295	4,862
Pass [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	156	89
Special Mention [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	1,588	2,023
Special Mention [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	500	500
Special Mention [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	95	325
Special Mention [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	201
Special Mention [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	565	694
Special Mention [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	240
Special Mention [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	428	52
Special Mention [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	11
Substandard [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	1,214	2,368
Substandard [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	72	297
Substandard [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	504	1,067
Substandard [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	364	427
Substandard [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	268	577
Substandard [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	6	0
Doubtful [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	418	737
Doubtful [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	59	564
Doubtful [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	191	173
Doubtful [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Doubtful [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	130	0
Doubtful [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Doubtful [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	38	0
Doubtful [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	$ 0	$ 0

Loans Receivable, Net and Allowance for Loan Losses, Impaired Loans by Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner occupied [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	$ 131	$ 861
Unpaid Principal Balance	131	861
Average Recorded Investment	131	867
Interest Income Recognized	9	16
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	131	861
Unpaid Principal Balance	131	861
Related Allowance	0	0
Average Recorded Investment	131	867
Interest Income Recognized	9	16
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	393	424
Unpaid Principal Balance	393	424
Average Recorded Investment	396	427
Interest Income Recognized	17	27
Impaired loans with related allowance [Abstract]
Recorded Investment	302	816
Unpaid Principal Balance	302	816
Related Allowance	24	91
Average Recorded Investment	304	820
Interest Income Recognized	13	32
Impaired loans [Abstract]
Recorded Investment	695	1,240
Unpaid Principal Balance	695	1,240
Related Allowance	24	91
Average Recorded Investment	700	1,247
Interest Income Recognized	30	59
Real Estate Loans [Member] | Multi-family Residential [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	130	38
Unpaid Principal Balance	130	38
Average Recorded Investment	131	38
Interest Income Recognized	8	1
Impaired loans with related allowance [Abstract]
Recorded Investment	364	389
Unpaid Principal Balance	364	389
Related Allowance	88	36
Average Recorded Investment	366	390
Interest Income Recognized	15	16
Impaired loans [Abstract]
Recorded Investment	494	427
Unpaid Principal Balance	494	427
Related Allowance	88	36
Average Recorded Investment	497	428
Interest Income Recognized	23	17
Real Estate Loans [Member] | Construction [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Loans [Member] | Home Equity [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	244	480
Unpaid Principal Balance	244	480
Average Recorded Investment	246	487
Interest Income Recognized	14	24
Impaired loans with related allowance [Abstract]
Recorded Investment	62	97
Unpaid Principal Balance	62	97
Related Allowance	28	42
Average Recorded Investment	64	99
Interest Income Recognized	4	5
Impaired loans [Abstract]
Recorded Investment	306	577
Unpaid Principal Balance	306	577
Related Allowance	28	42
Average Recorded Investment	310	586
Interest Income Recognized	18	29
Consumer Non-real Estate [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	6	0
Unpaid Principal Balance	6	0
Average Recorded Investment	9	0
Interest Income Recognized	1	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	6	0
Unpaid Principal Balance	6	0
Related Allowance	0	0
Average Recorded Investment	9	0
Interest Income Recognized	$ 1	$ 0

Loans Receivable, Net and Allowance for Loan Losses, Troubled Debt Restructuring (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TDR Loans [Abstract]
Number of Contracts	8	9
Recorded Investment	$ 618,000	$ 937,000
Non-Accrual	71,000	71,000
Accruing	547,000	866,000
Related Allowance	11,000	13,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	310,000
Past Due 30-89 Days	180,000	182,000
Greater than 90 Days	367,000	374,000
Non-Accrual	71,000	71,000
Recorded Investment	618,000	937,000
Number of months of timely payments before a TDR loan is placed back into an accrual status	6 months
Number of restructurings made under a government assistance program	0
Number of months that modified loans have terms of interest only payments	9 months
Commitments to lend additional funds to debtors whose terms have been modified as TDRs	0
Real Estate Loans [Member] | One to four family residential [Member] | Owner occupied [Member]
TDR Loans [Abstract]
Number of Contracts	1	1
Recorded Investment	71,000	71,000
Non-Accrual	71,000	71,000
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	71,000	71,000
Recorded Investment	71,000	71,000
Real Estate Loans [Member] | One to four family residential [Member] | Non-owner Occupied [Member]
TDR Loans [Abstract]
Number of Contracts	4	5
Recorded Investment	302,000	617,000
Non-Accrual	0	0
Accruing	302,000	617,000
Related Allowance	10,000	12,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	310,000
Past Due 30-89 Days	0	0
Greater than 90 Days	302,000	307,000
Non-Accrual	0	0
Recorded Investment	302,000	617,000
Real Estate Loans [Member] | Multi-family Residential [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	0	0
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	0	0
Real Estate Loans [Member] | Construction [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	0	0
Real Estate Loans [Member] | Home Equity [Member]
TDR Loans [Abstract]
Number of Contracts	3	3
Recorded Investment	245,000	249,000
Non-Accrual	0	0
Accruing	245,000	249,000
Related Allowance	1,000	1,000
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	180,000	182,000
Greater than 90 Days	65,000	67,000
Non-Accrual	0	0
Recorded Investment	245,000	249,000
Consumer Non-real Estate [Member]
TDR Loans [Abstract]
Number of Contracts	0	0
Recorded Investment	0	0
Non-Accrual	0	0
Accruing	0	0
Related Allowance	0	0
Contractual aging of the TDRs [Abstract]
Current & Past Due Less than 30 Days	0	0
Past Due 30-89 Days	0	0
Greater than 90 Days	0	0
Non-Accrual	0	0
Recorded Investment	$ 0	$ 0

Loans Receivable, Net and Allowance for Loan Losses, Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	$ 805,000	$ 871,000
Charge-offs	(107,000)	(203,000)
Recoveries	0	0
Provision	162,000	137,000
Allowance for loan losses, ending balance	860,000	805,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	140,000	169,000
Collectively evaluated for impairment	720,000	636,000
Loans receivable, ending balance	85,256,000	76,182,000
Loans receivable, individually evaluated for impairment	1,632,000	3,105,000
Loans receivable, collectively evaluated for impairment	83,624,000	73,077,000
Nonaccrual loans by class of loan portfolio [Abstract]
Nonaccrual loans	2,100,000	3,300,000
Interest income on non-accrual loans	78,000	66,000
Interest income forgone on non-accrual loans	22,000	83,000
Unallocated [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	47,000	40,000
Charge-offs	0	0
Recoveries	0	0
Provision	(3,000)	7,000
Allowance for loan losses, ending balance	44,000	47,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	44,000	47,000
Loans receivable, ending balance	0	0
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	0	0
Real Estate Loans [Member]
Allowance for loan losses, additional information [Abstract]
Loans receivable, ending balance	85,094,000	76,082,000
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Allowance for loan losses, additional information [Abstract]
Loans receivable, ending balance	45,390,000	41,759,000
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	114,000	185,000
Charge-offs	0	(93,000)
Recoveries	0	0
Provision	(37,000)	22,000
Allowance for loan losses, ending balance	77,000	114,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	77,000	114,000
Loans receivable, ending balance	10,272,000	12,153,000
Loans receivable, individually evaluated for impairment	131,000	861,000
Loans receivable, collectively evaluated for impairment	10,141,000	11,292,000
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	351,000	335,000
Charge-offs	(103,000)	(110,000)
Recoveries	0	0
Provision	120,000	126,000
Allowance for loan losses, ending balance	368,000	351,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	24,000	91,000
Collectively evaluated for impairment	344,000	260,000
Loans receivable, ending balance	35,118,000	29,606,000
Loans receivable, individually evaluated for impairment	695,000	1,240,000
Loans receivable, collectively evaluated for impairment	34,423,000	28,366,000
Real Estate Loans [Member] | Multi-family Residential [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	26,000	23,000
Charge-offs	0	0
Recoveries	0	0
Provision	(6,000)	3,000
Allowance for loan losses, ending balance	20,000	26,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	20,000	26,000
Loans receivable, ending balance	3,315,000	3,715,000
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	3,315,000	3,715,000
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	148,000	155,000
Charge-offs	0	0
Recoveries	0	0
Provision	71,000	(7,000)
Allowance for loan losses, ending balance	219,000	148,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	88,000	36,000
Collectively evaluated for impairment	131,000	112,000
Loans receivable, ending balance	20,595,000	19,854,000
Loans receivable, individually evaluated for impairment	494,000	427,000
Loans receivable, collectively evaluated for impairment	20,101,000	19,427,000
Real Estate Loans [Member] | Construction [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	35,000	40,000
Charge-offs	0	0
Recoveries	0	0
Provision	28,000	(5,000)
Allowance for loan losses, ending balance	63,000	35,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	63,000	35,000
Loans receivable, ending balance	9,765,000	5,263,000
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	9,765,000	5,263,000
Real Estate Loans [Member] | Home Equity [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	83,000	92,000
Charge-offs	(4,000)	0
Recoveries	0	0
Provision	(11,000)	(9,000)
Allowance for loan losses, ending balance	68,000	83,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	28,000	42,000
Collectively evaluated for impairment	40,000	41,000
Loans receivable, ending balance	6,029,000	5,491,000
Loans receivable, individually evaluated for impairment	306,000	577,000
Loans receivable, collectively evaluated for impairment	5,723,000	4,914,000
Consumer Non-real Estate [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	1,000	1,000
Charge-offs	0	0
Recoveries	0	0
Provision	0	0
Allowance for loan losses, ending balance	1,000	1,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,000	1,000
Loans receivable, ending balance	162,000	100,000
Loans receivable, individually evaluated for impairment	6,000	0
Loans receivable, collectively evaluated for impairment	$ 156,000	$ 100,000

Loans Receivable, Net and Allowance for Loan Losses, Receivables Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	$ 1,320	$ 2,115
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	3,315	3,185
Greater than 90 Days	2,141	3,329
Total Past Due	5,456	6,514
Current	79,800	69,668
Total Loans	85,256	76,182
Loans Receivable > 90 Days and Accruing	821	1,214
Real estate loans [Member] | One-to-four Family Residential [Member] | Owner occupied [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	131	808
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	348	1,009
Greater than 90 Days	373	861
Total Past Due	721	1,870
Current	9,551	10,283
Total Loans	10,272	12,153
Loans Receivable > 90 Days and Accruing	242	53
Real estate loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	488	624
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	1,506	407
Greater than 90 Days	790	993
Total Past Due	2,296	1,400
Current	32,822	28,206
Total Loans	35,118	29,606
Loans Receivable > 90 Days and Accruing	302	369
Real estate loans [Member] | Multi-family Residential [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	79	0
Greater than 90 Days	0	201
Total Past Due	79	201
Current	3,236	3,514
Total Loans	3,315	3,715
Loans Receivable > 90 Days and Accruing	0	201
Real estate loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	445	427
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	756	1,154
Greater than 90 Days	657	834
Total Past Due	1,413	1,988
Current	19,182	17,866
Total Loans	20,595	19,854
Loans Receivable > 90 Days and Accruing	212	407
Real estate loans [Member] | Construction [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	382	80
Greater than 90 Days	0	0
Total Past Due	382	80
Current	9,383	5,183
Total Loans	9,765	5,263
Loans Receivable > 90 Days and Accruing	0	0
Real estate loans [Member] | Home Equity [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	256	256
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	238	524
Greater than 90 Days	321	440
Total Past Due	559	964
Current	5,470	4,527
Total Loans	6,029	5,491
Loans Receivable > 90 Days and Accruing	65	184
Consumer non-real estate [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	6	11
Greater than 90 Days	0	0
Total Past Due	6	11
Current	156	89
Total Loans	162	100
Loans Receivable > 90 Days and Accruing	$ 0	$ 0

Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 1,984,000	$ 1,394,000
Accumulated depreciation	(376,000)	(270,000)
Premises and equipment, net	1,608,000	1,124,000
Operating Leases [Abstract]
Term of new lease	10 years
Renewal option	5 years
Minimum Rental Commitments [Abstract]
2013	53,000
2014	53,000
2015	53,000
2016	58,000
2017	58,000
Thereafter	250,000
Total minimum rental commitments	525,000
607-609 Lakeside Drive Office [Member]
Operating Leases [Abstract]
Rent expense	8,000	33,000
501 Knowles Avenue [Member]
Operating Leases [Abstract]
Rent expense	33,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	208,000	208,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	883,000	817,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	346,000	39,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 547,000	$ 330,000

Deposits, Part 1 (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Passbook savings accounts	$ 2,890,000	$ 2,943,000
Statement savings accounts	5,843,000	6,975,000
eSavings accounts	10,604,000	3,924,000
Certificates of deposit	77,701,000	74,683,000
Total deposits	97,038,000	88,525,000
Weighted average interest rate - passbook savings accounts (in hundredths)	0.25%	0.33%
Weighted average interest rate - statement savings accounts (in hundredths)	43.00%	62.00%
Weighted average interest rate - eSavings accounts (in hundredths)	97.00%	99.00%
Weighted average interest rate - certificate of deposit accounts (in hundredths)	194.00%	215.00%
Weighted average interest rate (in hundredths)	1.70%	1.92%
Summary of Certificate of Deposits by Maturity [Abstract]
2013	30,512
2014	15,137
2015	14,228
2016	7,212
2017	10,612
Total	77,701
Certificate of deposits minimum $100,000 denomination	$ 33,300,000	$ 29,900,000

Deposits, Part 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of interest expense [Abstract]
Passbook savings accounts	$ 7	$ 11
Statement savings accounts	26	44
eSavings accounts	66	28
Certificate of deposit accounts	1,502	1,617
Interest expense on deposits	$ 1,601	$ 1,700

Borrowings (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes Payable to Banks [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member] Federal Home Loan Bank [Member]	Dec. 31, 2012 Line of Credit [Member] Federal Reserve Bank of Philadelphia [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 1,500,000		$ 47,000,000	$ 2,100,000
Line of credit facility, borrowings outstanding				0	0		0
1 - 12 months	2,000,000	1,800,000
13 - 24 months	0	2,000,000
Total	2,000,000	3,800,000
1 -12 months, Weighted Interest Rate (in hundredths)	4.19%	3.98%
13 - 24 months, Weighted Interest Rate (in hundredths)	0.00%	419.00%
Total, Weighted Interest Rate (in hundredths)	4.19%	4.09%
Proceeds from (Repayments of) Long-term Debt and Capital Securities [Abstract]
Borrowing from commercial bank			450,000
Interest rate (in hundredths)			5.75%
Maturity date			Jul 1, 2014
Loan amortization period			180 months
Loan outstanding balance			$ 403,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal [Abstract]
Current	$ 431	$ 281
Deferred	85	2
Total income tax expense	516	283
Current State Income Tax Expense [Abstract]
State, current	76	71
Total income tax expense	592	354
Income Tax Expense Reconciliation From Federal Statutory Rate to Effective Rate[Abstract]
Federal income tax rate (in hundredths)	34.00%	34.00%
Federal income tax at statutory rate	535	300
State tax, net of federal benefit	50	48
Stock compensation expense	5	5
Other	2	1
Total income tax expense	592	354
Components of Net Deferred Tax Assets [Abstract]
Allowance for loan losses	292	276
Stock-based compensation	50	45
Interest on non-accrual loans	4	39
Unrealized loss on investment securities available for sale	0	29
Deferred loan fees	36	13
Organization cost	3	3
Total deferred tax assets	385	405
Deferred Tax Liabilities [Abstract]
Unrealized gain on investment securities available for sale	(32)	0
Bank premises and equipment	(135)	(41)
Total deferred tax liabilities	(167)	(41)
Net Deferred Tax Asset	$ 218	$ 364

Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member]
Recognition & Retention Plan [Abstract]
Shares purchased for award (in shares)			55,545
Weighted average price (in dollars per share)			$ 9.36
Purchase price of shares			$ 520,000
Shares granted to officers, employees and directors (in shares)	0	0	43,324
Available for future grant (in shares)		12,459	12,221
Status of the shares under the RRP [Roll Forward]
Unvested at the beginning of the year (in shares)	17,440	25,969
Granted (in shares)	0	0	43,324
Vested (in shares)	(8,546)	(8,529)
Forfeited (in shares)	0	0
Unvested at the end of the year (in shares)	8,894	17,440
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested at the beginning of the period (in dollars per share)	$ 9.05	$ 9.05
Granted (in dollars per share)	$ 0	$ 0
Vested (in dollars per share)	$ 9.05	$ 9.05
Forfeited (in dollars per share)	$ 0	$ 0
Unvested at the end of the period (in dollars per share)	$ 9.05	$ 9.05
Compensation expense	77,000	77,000
Tax benefit from compensation expense	26,000	26,000
Total compensation cost not yet recognized	32,000
Period for recognition	4 months 24 days
Stock Option [Abstract]
Available for future grant (in shares)		12,459	12,221
Fair Value Assumptions [Abstract]
Tax benefit from compensation expense	26,000	26,000
Unrecognized compensation expense	32,000
Period for recognition	4 months 24 days
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member] | Minimum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period			5 years
Weighted Average Grant Date Fair Value [Roll Forward]
Period for recognition	5 years
Stock Option [Abstract]
Award vesting period			5 years
Fair Value Assumptions [Abstract]
Period for recognition	5 years
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member] | Maximum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period			7 years
Weighted Average Grant Date Fair Value [Roll Forward]
Period for recognition	7 years
Stock Option [Abstract]
Award vesting period			7 years
Fair Value Assumptions [Abstract]
Period for recognition	7 years
Stock Option [Member] | 2008 Stock Option Plan [Member]
Recognition & Retention Plan [Abstract]
Available for future grant (in shares)	31,293
Award vesting period	10 years
Weighted Average Grant Date Fair Value [Roll Forward]
Tax benefit from compensation expense	9,000	9,000
Total compensation cost not yet recognized	18,000
Period for recognition	4 months 24 days
Stock Option [Abstract]
Number of options authorized (in shares)	138,863
Exercise price (in dollars per share)	$ 0	$ 0	$ 10
Award vesting period	10 years
Options granted (in shares)	0	0	108,311
Available for future grant (in shares)	31,293
Options, Outstanding [Roll Forward]
Outstanding at the beginning of the year (in shares)	107,570	107,570
Granted (in shares)	0	0	108,311
Exercised (in shares)	0	0
Forfeited (in shares)	0	0
Outstanding at the end of the period (in shares)	107,570	107,570
Exercisable at the end of period (in shares)	85,332	63,999
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the year (in dollars per share)	$ 10	$ 10
Granted (in dollars per share)	$ 0	$ 0	$ 2.01
Exercised (in dollars per share)	$ 0	$ 0	$ 10
Forfeited (in dollars per share)	$ 0	$ 10
Outstanding at the end of the period (in dollars per share)	$ 10	$ 10
Exercisable, Weighted Average Exercise Price	$ 10	$ 10
Outstanding, Weighted Average Remaining Contractual Life	5 years 4 months 24 days	6 years 4 months 24 days
Exercisable, Weighted Average Remaining Contractual Life	5 years 4 months 24 days
Fair Value Assumptions [Abstract]
Expected dividend yield (in hundredths)	1.10%
Risk-free interest rate (in hundredths)	3.50%
Expected life of options	7 years 6 months
Expected stock-price volatility (in hundredths)	19.45%
Contractual term award granted	10 years
Outstanding, Intrinsic Value	108,000
Exercisable, Intrinsic Value	85,000	85,000
Compensation expense	41,000	41,000
Tax benefit from compensation expense	9,000	9,000
Unrecognized compensation expense	18,000
Period for recognition	4 months 24 days
Stock Option [Member] | 2008 Stock Option Plan [Member] | Minimum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period	5 years
Stock Option [Abstract]
Award vesting period	5 years
Stock Option [Member] | 2008 Stock Option Plan [Member] | Maximum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period	7 years
Stock Option [Abstract]
Award vesting period	7 years
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan [Abstract]
Outstanding company shares purchased (in hundredths)	8.00%
Total ESOP shares (in shares)	111,090	111,090
Weighted average price of shares purchased (in dollars per share)	$ 9.35
Cost of shares purchased	1,000,000
Interest rate on ESOP loan (in hundredths)	7.75%
Installment payment period	15 years
ESOP expense	111,000	82,000
Components of the ESOP shares [Abstract]
Allocated shares (in shares)	44,436	33,327
Unreleased shares (in shares)	66,654	77,763
Total ESOP shares (in shares)	111,090	111,090
Fair value of unreleased shares (in thousands)	$ 733,000	$ 653,000

Transactions with Executive Officers and Directors (Details) (Directors, Executive Officers and Their Families and Affiliates [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Directors, Executive Officers and Their Families and Affiliates [Member]
Related Party Transaction [Line Items]
Loan balances	$ 0	$ 0

Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Commitments to Grant Loans [Member]	Dec. 31, 2011 Commitments to Grant Loans [Member]	Dec. 31, 2012 Unfunded Commitments Under Lines of Credit [Member]	Dec. 31, 2011 Unfunded Commitments Under Lines of Credit [Member]
Financial Instrument Commitment [Line Items]
Contractual obligations		$ 9,853	$ 1,891	$ 9,246	$ 4,311
Term of new lease	10 years
Renewal option	5 years
Minimum Rental Commitments [Abstract]
2013	53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
Total minimum rental commitments	$ 525

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Actual [Abstract]
Total capital (to risk weighted assets), actual amount	$ 16,053	$ 15,027
Tier I capital (to risk weighted assets), actual amount	15,193	14,222
Tier I capital (to average assets), actual amount	15,193	14,222
Ratio [Abstract]
Total capital (to risk weighted assets) actual ratio (in hundredths)	22.27%	22.77%
Tier I capital (to risk weighted assets) actual ratio (in hundredths)	2108.00%	2155.00%
Tier I capital (to average assets) actual ratio (in hundredths)	1358.00%	1323.00%
Minimum Required For Capital Adequacy Purposes [Abstract]
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	5,766	5,279
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	2,883	2,639
Tier I capital (to average assets) minimum capital required for capital adequacy purposes, amount	4,476	4,300
Ratio - Capital Adequacy [Abstract]
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio (in hundredths)	8.00%	8.00%
Tier I capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio (in hundredths)	400.00%	400.00%
Tier I capital (to average assets) minimum required for capital adequacy purposes (to average assets) ratio (in hundredths)	400.00%	400.00%
Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations [Abstract]
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	7,207	6,598
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	4,324	3,959
Tier I capital (to average assets) minimum capital required to be well capitalized und prompt corrective action regulations, amount	$ 5,595	$ 5,375
Ratio - Well Capitalized under Prompt Corrective Action Provisions [Abstract]
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio (in hundredths)	10.00%	10.00%
Tier I capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action requirements (in hundredths)	600.00%	600.00%
Tier I capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations (to average assets) ratio (in hundredths)	500.00%	500.00%

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	$ 3,994	$ 6,707
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	3,493	3,250
Significant Other Observable Inputs (Level 2) [Member]
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	501	3,457
Significant Other Observable Inputs (Level 3) [Member]
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	0	0
Corporate securities	1,826	1,668
Short-term bond fund	1,142	1,070
Limited-term bond fund	525	512
Total investment securities available-for-sale	3,493	3,250
Total recurring fair value measurements	3,493	3,250
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	501	3,457
Corporate securities	0	0
Short-term bond fund	0	0
Limited-term bond fund	0	0
Total investment securities available-for-sale	501	3,457
Total recurring fair value measurements	501	3,457
Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	0	0
Corporate securities	0	0
Short-term bond fund	0	0
Limited-term bond fund	0	0
Total investment securities available-for-sale	0	0
Total recurring fair value measurements	0	0
Recurring [Member] | Total Fair Value [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	501	3,457
Corporate securities	1,826	1,668
Short-term bond fund	1,142	1,070
Limited-term bond fund	525	512
Total investment securities available-for-sale	3,994	6,707
Total recurring fair value measurements	3,994	6,707
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	0	0
Other real estate owned	0	0
Total nonrecurring fair value measurements	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	0	0
Other real estate owned	0	0
Total nonrecurring fair value measurements	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	588	1,133
Other real estate owned	170	185
Total nonrecurring fair value measurements	758	1,318
Nonrecurring [Member] | Total Fair Value [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	588	1,133
Other real estate owned	170	185
Total nonrecurring fair value measurements	$ 758	$ 1,318

Fair Value Measurements, Quantitative Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(8.00%)
Minimum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	0.00%
Maximum [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(58.00%)
Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(18.00%)
Impaired loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets	588
Valuation Processes, Description	Appraisal adjustments	[1]
Impaired loans [Member] | Appraisal of collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Processes, Description	Appraisal of collateral	[2]
Impaired loans [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Processes, Description	Liquidation expenses	[1]
Impaired loans [Member] | Weighted Average [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(8.00%)
Other real estate owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets	170
Valuation Processes, Description	Appraisal of collateral	[2],[3]
Other real estate owned [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Processes, Description	Liquidation expenses	[1]
Other real estate owned [Member] | Weighted Average [Member] | Liquidation expenses [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate (in hundredths)	(8.00%)

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value Measurements, Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets [Abstract]
Investment securities available for sale	$ 3,994	$ 6,707
Accrued interest receivable	657	543
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	0	0
Investment securities available for sale	3,493	3,250
Mortgage-backed securities held to maturity		0
Loans held for sale	0	0
Loans receivable, net	0	0
Accrued interest receivable	657	543
Investment in FHLB stock	0	0
Financial Liabilities [Abstract]
Deposits	19,337	13,842
FHLB advances, long-term		0
FHLB advances, short-term	0	0
Accrued interest payable	81	98
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment in interest-earning time deposits	8,234	8,178
Investment securities available for sale	501	3,457
Mortgage-backed securities held to maturity		4,248
Loans held for sale	5,053	5,053
Loans receivable, net	0	0
Accrued interest receivable	0	0
Investment in FHLB stock	437	616
Financial Liabilities [Abstract]
Deposits	78,942	76,264
FHLB advances, long-term		2,105
FHLB advances, short-term	2,000	1,800
Accrued interest payable	0	0
Significant Other Observable Inputs (Level 3) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment in interest-earning time deposits	0	0
Investment securities available for sale	0	0
Mortgage-backed securities held to maturity		0
Loans held for sale	0	0
Loans receivable, net	86,503	77,005
Accrued interest receivable	0	0
Investment in FHLB stock	0	0
Financial Liabilities [Abstract]
Deposits	0	0
FHLB advances, long-term		0
FHLB advances, short-term	0	0
Accrued interest payable	0	0
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	8,132	8,082
Investment securities available for sale	3,994	6,707
Mortgage-backed securities held to maturity		3,888
Loans held for sale	4,875	413
Loans receivable, net	84,291	75,339
Accrued interest receivable	657	543
Investment in FHLB stock	437	616
Financial Liabilities [Abstract]
Deposits	97,038	88,525
FHLB advances, long-term		2,000
FHLB advances, short-term	2,000	1,800
Accrued interest payable	81	98
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	8,234	8,178
Investment securities available for sale	3,994	6,707
Mortgage-backed securities held to maturity		4,248
Loans held for sale	5,053	418
Loans receivable, net	86,503	77,005
Accrued interest receivable	657	543
Investment in FHLB stock	437	616
Financial Liabilities [Abstract]
Deposits	98,279	90,106
FHLB advances, long-term		2,105
FHLB advances, short-term	2,000	1,800
Accrued interest payable	$ 81	$ 98

Quaint Oak Bancorp, Inc (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 12,400	$ 11,687
Premises and equipment, net	1,608	1,124
Other assets	811	605
Total Assets	117,375	109,189
Liabilities and Stockholders' Equity
Stockholders' equity	16,837	15,696	15,191
Total Liabilities and Stockholders' Equity	117,375	109,189
Income
Interest income	5,836	5,530
Expenses [Abstract]
Occupancy and equipment expense	347	226
Other expenses	315	223
Total Non-Interest Expense	3,891	2,947
Income before Income Taxes	1,573	882
Income Tax Benefit	(592)	(354)
Net Income	981	528
Operating Activities
Net Income	981	528
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	106	54
Stock-based compensation expense	230	202
Net Cash (Used in) Provided by Operating Activities	(3,609)	389
Investing Activities
Net decrease in investment in interest-earning time deposits	(50)	(2,081)
Purchase of premises and equipment	(590)	(105)
Net Cash Used in Investing Activities	(2,374)	(3,858)
Financing Activities
Repayment of borrowings	0	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net Cash Provided by Financing Activities	6,696	6,506
Net Increase in Cash and Cash Equivalents	713	3,037
Cash and Cash Equivalents - Beginning of Year	11,687	8,650
Cash and Cash Equivalents - End of Year	12,400	11,687
Parent Company [Member]
ASSETS
Cash and cash equivalents	521	516
Investment in Quaint Oak Bank	15,253	14,178
Premises and equipment, net	1,020	973
Other assets	61	44
Total Assets	16,855	15,711
Liabilities and Stockholders' Equity
Other liabilities	18	15
Stockholders' equity	16,837	15,696
Total Liabilities and Stockholders' Equity	16,855	15,711
Income
Interest income	3	6
Rental income	84	79
Total Income	87	85
Expenses [Abstract]
Occupancy and equipment expense	60	87
Other expenses	90	76
Total Non-Interest Expense	150	163
Income before Income Taxes	(63)	(78)
Equity in Undistributed Net Income of Subsidiary	1,023	581
Income Tax Benefit	21	25
Net Income	981	528
Operating Activities
Net Income	981	528
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(1,023)	(581)
Depreciation expense	22	21
Stock-based compensation expense	294	201
Increase (decrease) in other assets	(17)	(4)
Increase in other liabilities	3	63
Net Cash (Used in) Provided by Operating Activities	260	228
Investing Activities
Net decrease in investment in interest-earning time deposits	0	513
Purchase of premises and equipment	(69)	(9)
Net Cash Used in Investing Activities	(69)	504
Financing Activities
Repayment of borrowings	0	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Net Cash Provided by Financing Activities	(186)	(604)
Net Increase in Cash and Cash Equivalents	5	128
Cash and Cash Equivalents - Beginning of Year	516	388
Cash and Cash Equivalents - End of Year	$ 521	$ 516